Reg. No 333-106813
-------------------

  As filed with the Securities and Exchange Commission on
                       August 8, 2003

          U.S. SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                         FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
/ X /

PRE-EFFECTIVE AMENDMENT NO. 1
/ X /

POST-EFFECTIVE AMENDMENT NO.__
/   /

         OPPENHEIMER MAIN STREET FUND, A SERIES OF
            OPPENHEIMER MAIN STREET FUNDS, INC.
     (Exact Name of Registrant as Specified in Charter)

     6803 South Tucson Way, Centennial, Colorado 80112
          (Address of Principal Executive Offices)

                        303-768-3200
              (Registrant's Telephone Number)

                    Robert G. Zack, Esq.
          Senior Vice President & General Counsel
                   OppenheimerFunds, Inc.
        498 Seventh Avenue, New York, New York 10148
                       (212) 323-0250
          (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement
                     becomes effective.
       (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B,
Class C, Class N and Class Y shares of Oppenheimer Main
Street Fund, a Series of Oppenheimer Main Street Funds, Inc.

It is proposed that this filing will become effective on
August 14, 2003 pursuant to Rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940.

------------------------------------------------------------
The Registrant  hereby amends the Registration  statement on such  date  or  dates  as  may be  necessary  to  delay  its effective  date  until the  Registrant  shall file a further amendment which  specifically  states that this Registration
Statement shall  thereafter  become  effective in accordance with  section  8(a) of the  Securities  Act of 1933 or until the  Registration  Statement shall become  effective on such date as the  Commission,  acting  pursuant to Section  8(a), shall determine.

             CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages
and documents:

Front Cover
Contents Page

Shareholder Letter - Incorporated by Reference to the
Initial Registration Statement to Registrant's Registration
Statement on Form N-14 (Reg. No. 333-106813), filed July 3,
2003.

Part A

Proxy Statement for Mercury Advisors S&P 500 Index Fund, a
Series of Oppenheimer Select Managers and the Prospectus
for Oppenheimer Main Street Fund, a Series of Oppenheimer
Main Street Funds, Inc. including Exhibit A - Agreement and
Plan of Reorganization between Mercury Advisors S&P 500
Index Fund, a Series of Oppenheimer Select Managers and
Oppenheimer Main Street Fund, a Series of Oppenheimer Main
Street Funds, Inc. Filed herewith.

Notice of Meeting: Incorporated by Reference to the
Registrant's Initial Registration Statement on Form N-14
(Reg. No. 333-106813), filed July 3, 2003.

Proxy Card: Filed herewith.

Voting  Instructions:   Incorporated  by  Reference  to  the
Registrant's  Initial  Registration  Statement  on Form N-14
(Reg. No. 333-106813), filed July 3, 2003.

Part B

Statement of Additional Information: Incorporated by
reference, in its entirety to Part B of Form N-14, filed
with the Registrant's Initial Registration Statement on
Form N-14 (Reg. No. 333-106813), filed July 3, 2003.

Part C

Other Information
Signatures
Exhibits

PROXY STATEMENT

 MERCURY ADVISORS S&P 500 INDEX FUND, a Series of
                OPPENHEIMER SELECT MANAGERS
        6803 South Tucson Way, Centennial, CO 80112
                       1.800.708.7780

         NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
               TO BE HELD ON OCTOBER 10, 2003

To the  Shareholders of Mercury Advisors S&P 500 Index Fund,
a series of Oppenheimer Select Managers:

Notice  is  hereby  given  that  a  Special  Meeting  of the
Shareholders  of  Mercury  Advisors  S&P 500 Index  Fund,  a
series of Oppenheimer  Select  Managers,  ("MASP  Fund"),  a registered  investment  management company,  will be held at
6803 South  Tucson Way,  Centennial,  CO 80112 at 1:00 p.m.,
Mountain  time,  on October 10,  2003,  or any  adjournments thereof (the "Meeting"), for the following purposes:

1. To  approve  an  Agreement  and  Plan  of  Reorganization between  MASP  Fund and  Oppenheimer  Main  Street  Fund,  a series of Oppenheimer Main Street Funds,  Inc. ("Main Street
Fund"),   and   the   transactions   contemplated   thereby,
including (a) the transfer of  substantially  all the assets of MASP Fund to Main Street  Fund in  exchange  for Class A,
Class B, Class C, Class N and Class Y shares of Main  Street
Fund,  (b) the  distribution  of these shares of Main Street
Fund to the  corresponding  Class A, Class B, Class C, Class
N  and  Class  Y  shareholders  of  MASP  Fund  in  complete liquidation  of MASP  Fund and (c) the  cancellation  of the outstanding  class shares of MASP Fund (all of the foregoing being referred to as the "Proposal").

2. To act upon  such  other  matters  as may  properly  come before the Meeting.

Shareholders  of record at the close of business of July 29,
2003  are  entitled  to  notice  of,  and to  vote  at,  the
Meeting.  The  Proposal  is  more  fully  discussed  in  the
Prospectus  and Proxy  Statement.  Please read it  carefully before telling us, through your proxy or in person,  how you wish  your  shares to be voted.  The  Board of  Trustees  of
MASP Fund  recommends  a vote in favor of the  Proposal.  WE
URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      August 25, 2003

------------------------------------------------------------
Shareholders  who do not  expect to attend the  Meeting  are requested to indicate  voting  instructions  on the enclosed proxy and to date,  sign and  return it in the  accompanying
postage-paid   envelope.   To  avoid  unnecessary  duplicate
mailings,  we ask your  cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

               OPPENHEIMER MAIN STREET FUND,
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.
        6803 South Tucson Way, Centennial, CO 80112
                       1.800.708.7780

          COMBINED PROSPECTUS AND PROXY STATEMENT
                   DATED AUGUST 25, 2003

Acquisition of the Assets of MERCURY ADVISORS S&P 500 INDEX
       FUND, a series of OPPENHEIMER SELECT MANAGERS

 By and in exchange for Class A, Class B, Class C, Class N
                   and Class Y shares of
               OPPENHEIMER MAIN STREET FUND,
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

      This combined  Prospectus and Proxy Statement solicits
proxies from the  shareholders  of Mercury  Advisors S&P 500
Index Fund, a series of Oppenheimer  Select  Managers ("MASP
Fund")  to be voted at a  Special  Meeting  of  Shareholders
(the  "Meeting")  to  approve  the  Agreement  and  Plan  of
Reorganization  (the  "Reorganization  Agreement")  and  the
transactions  contemplated  thereby  (the  "Reorganization")
between  MASP  Fund and  Oppenheimer  Main  Street  Fund,  a series of Oppenheimer Main Street Funds,  Inc. ("Main Street
Fund").   This  combined   Prospectus  and  Proxy  Statement
constitutes  the  Prospectus  of Main  Street  Fund  and the
Proxy  Statement  of MASP  Fund  filed on Form N-14 with the
Securities    and   Exchange    Commission    ("SEC").    If
shareholders  vote to approve the  Reorganization  Agreement and the Reorganization,  the net assets of MASP Fund will be acquired  by and in  exchange  for  shares  of  Main  Street
Fund.   The   Meeting   will  be  held  at  the  offices  of
OppenheimerFunds,   Inc.   at   6803   South   Tucson   Way,
Centennial,  CO  80112  at  1:00  p.m.,  Mountain  Time,  on
October 10, 2003 or any  adjournment  thereof.  The Board of
Trustees of MASP Fund is soliciting  these proxies on behalf of MASP  Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about August 25, 2003.

      If   the    shareholders    vote   to   approve    the
Reorganization  Agreement,  you will receive  Class A shares of Main  Street  Fund  equal in value to the value as of the business  day  preceding  the Closing  Date (as such term is defined in the Reorganization Agreement,  attached hereto as
Exhibit A) of the  Reorganization  (the "Valuation Date") of
your  Class A shares  of MASP  Fund;  Class B shares of Main
Street Fund equal in value to the value as of the  Valuation
Date of your Class B shares of MASP Fund;  Class C shares of
Main  Street  Fund  equal in  value  to the  value as of the
Valuation Date of your Class C shares of MASP Fund;  Class N shares of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class N shares of MASP Fund and Class Y shares  of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class Y shares of  MASP  Fund.  MASP  Fund  will  then  be  liquidated  and de-registered  under the Investment Company Act of 1940 (the
"Investment Company Act").

      Main Street Fund's  investment  objective is to seek a
high  total  return.  Main  Street  Fund  invests  mainly in common stocks of U.S. companies of different  capitalization
ranges,    presently   focusing   on    large-capitalization
issuers.  It can  also buy  debt  securities,  such as bonds and  debentures,  but does  not  currently  emphasize  these investments.

      This Prospectus and Proxy Statement gives  information
about  Class A, Class B, Class C, Class N and Class Y shares of Main Street  Fund that you should know before  investing.
You should  retain it for future  reference.  A Statement of
Additional   Information   relating  to  the  Reorganization
described  in this  Prospectus  and Proxy  Statement,  dated
August  25,  2003  (the  "Proxy   Statement  of   Additional
Information")  has  been  filed  with the SEC as part of the
Registration  Statement  on  Form  N-14  (the  "Registration
Statement")  and is  incorporated  herein by reference.  You may  receive a copy free of charge  by  written  request  to
OppenheimerFunds  Services  (the  "Transfer  Agent") at P.O.
Box 5270,  Denver Colorado 80217 or by calling the toll-free number  1.800.708.7780.  The Proxy  Statement of  Additional
Information   incorporates   by  reference   the   following
documents:   (i)  audited   financial   statements  for  the
12-month   period  ended  August  31,  2002,  and  unaudited
financial   statements   for  the  six-month   period  ended
February  28,  2003,  of  Main  Street  Fund;  (ii)  audited financial  statements for the 12-month period ended December
31,  2002,  and  unaudited  financial   statements  for  the
six-month  period ended June 30, 2003,  of MASP Fund;  (iii)
Main Street Fund Statement of Additional Information,  dated
October 23, 2002, as  supplemented  April 30, 2003; and (iv)
a   Prospectus   for  MASP  Fund,   dated  March  28,  2003,
supplemented  May 7, 2003 and May 19, 2003 and (v) MASP Fund
Statement of Additional Information dated March 28, 2003.

   The  Prospectus  of Main  Street  Fund dated  October 23,
2002, as supplemented  April 30, 2003, is enclosed  herewith
and   considered  a  part  of  this   Prospectus  and  Proxy
Statement  and is intended  to provide you with  information about Main Street Fund.

   The following  documents have been filed with the SEC and
are  available  without  charge upon written  request to the
Transfer Agent at the address  specified above or by calling the  toll-free  number  shown above:  (i) a  Prospectus  for
MASP Fund,  dated March 28, 2003,  supplemented  May 7, 2003
and  May  19,   2003;   (ii)  a  Statement   of   Additional
Information  for MASP Fund,  dated March 28, 2003; and (iii)
a Statement of Additional  Information for Main Street Fund,
dated October 23, 2002, as supplemented April 30, 2003.

Mutual fund shares are not  deposits or  obligations  of any bank,  and are not  insured  or  guaranteed  by the  Federal
Deposit Insurance  Corporation or any other U.S.  government
agency.   Mutual  fund  shares  involve   investment   risks
including the possible loss of principal.

As with  all  mutual  funds,  the SEC  has not  approved  or disapproved  these securities or passed upon the adequacy of this Prospectus and Proxy Statement.  Any  representation to the contrary is a criminal offense.

This  Prospectus  and Proxy  Statement  is dated  August 25,
2003.

                     TABLE OF CONTENTS
          COMBINED PROSPECTUS AND PROXY STATEMENT

Page
----

SYNOPSIS
   What am I being asked to vote on?...................................6
   What   are   the   general   tax   consequences   of  the
Reorganization?.....................................................--.7
Comparisons of Some Important Features..................................7
   How do the  investment  objectives  and  policies  of the
Funds compare? .................................................7
   Who Manages the Funds?..............................................8
   What are the fees and  expenses  of each  Fund and  those
expected after the Reorganization?........................................8
   Where can I find  more  financial  information  about the
Funds?...................................................................12
   What are the capitalizations of the Funds and what would

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder Services.....................................................22
      Dividends and Distributions..........................................23
What are the Principal Risks of an Investment in Masp fUND

   What  should  I know  about  Class A,  Class B,  Class C,
Class N and Class Y
     shares of each Fund?..................................................27
Comparison of Investment Objectives and Policies...........................27
   Are there any significant differences between the
     investment objectives and strategies of the Funds?....................28
   What are the Main Risks  Associated with an Investment in
the Funds?.................................................................28
   How do the Investment Policies of the Funds Compare?....................28
   What are the fundamental  investment  restrictions of the
Funds?.....................................................................32
   How do the Account Features and Shareholder  Services for

                     TABLE OF CONTENTS

Page
----

Voting Information
   How   many   votes   are   necessary   to   approve   the

Exhibit  A -  Agreement  and Plan of  Reorganization  by and
between Oppenheimer Select
Managers   Mercury   Advisors   S&P  500   Index   Fund  and
Oppenheimer Main Street Fund...............................................A-1
Enclosures:
Prospectus  of  Oppenheimer  Main Street Fund dated  October
23, 2002, as supplemented
April 30, 2003
Semi-Annual  Report of  Oppenheimer  Main  Street Fund dated
February 28, 2003
(available   without   charge  upon   request,   by  calling
1.800.708.7780).

                          SYNOPSIS

.......This  is  only  a  summary  and  is  qualified  in its entirety by the more  detailed  information  contained in or incorporated  by  reference  in this  Prospectus  and  Proxy
Statement  and  by the  Reorganization  Agreement  which  is
attached  as  Exhibit  A.   Shareholders   should  carefully
review  this   Prospectus   and  Proxy   Statement  and  the
Reorganization   Agreement   in  their   entirety   and,  in
particular,  the  current  Prospectus  of Main  Street  Fund which  accompanies  this  Prospectus and Proxy Statement and is incorporated herein by reference.

   If shareholders of MASP Fund approve the  Reorganization,
the net  assets  of MASP Fund  will be  transferred  to Main
Street  Fund,  in  exchange  for an equal value of shares of
Main Street  Fund.  The shares of Main Street Fund will then be distributed to MASP Fund  shareholders and MASP Fund will be liquidated.  As a result of the Reorganization,  you will cease to be a  shareholder  of MASP  Fund and will  become a shareholder  of Main Street  Fund.  For  Federal  income tax purposes,  the holding  period of your MASP Fund shares will be  carried  over  to the  holding  period  for  shares  you
receive  in  connection   with  the   Reorganization.   This
exchange  will  occur on the  Closing  Date (as such term is
defined  in  the  Agreement   and  Plan  of   Reorganization
attached hereto as Exhibit A) of the Reorganization.

What am I being asked to vote on?

      Your  Fund's  Administrator,   OppenheimerFunds,  Inc.
(the  "Administrator"),  proposed to the Board of Trustees a
Reorganization  of your Fund,  MASP Fund, with and into Main
Street  Fund so that  shareholders  of MASP Fund may  become shareholders of a  substantially  larger fund with generally
more   favorable   long-term   performance   and  investment
policies  similar to those of their current Fund.  The Board considered  the  differences  in  investment  objective  and focus,  discussed  below. The Board also considered the fact
that  the  surviving   fund  has  lower  overall   operating
expenses.  In  addition,  the  Board  considered  that  both
Funds  have  Class A,  Class B, Class C, Class N and Class Y shares offered under  identical  sales charge  arrangements.
The  Board  also  considered  that  the   Reorganization  is
expected  to be a tax-free  reorganization,  and there would
be   no   sales   charge    imposed   in    effecting    the
Reorganization.   In   addition,   due  to  the   relatively
moderate  costs of the  Reorganization,  the  Boards of both
Funds concluded that neither Fund would experience  dilution as a result of the Reorganization.

      A  Reorganization  of MASP  Fund  with and  into  Main
Street Fund is  recommended  by the  Administrator  based on the fact that both Funds have similar  investment  practices and industry sector weightings.

      At a  meeting  held on April  28,  2003,  the Board of
Trustees of MASP Fund approved a Reorganization  transaction that  will,  if  approved  by  shareholders,  result  in the transfer  of the  net  assets  of MASP  Fund to Main  Street
Fund,  in  exchange  for an equal  value of  shares  of Main
Street  Fund.  The shares of Main  Street  Fund will then be distributed  to MASP  Fund  shareholders  and MASP Fund will
subsequently   be   liquidated.   As   a   result   of   the
Reorganization,  you will cease to be a shareholder  of MASP
Fund and will  become a  shareholder  of Main  Street  Fund.
For Federal income tax purposes,  the holding period of your
MASP Fund shares will be carried over to the holding  period
for   shares   you   receive   in   connection    with   the
Reorganization.  This  exchange  will  occur on the  Closing
Date of the Reorganization.

      Approval of the Reorganization  means you will receive
Class A shares  of Main  Street  Fund  equal in value to the value as of the  Valuation  Date of your  Class A shares  of
MASP  Fund;  Class B shares  of Main  Street  Fund  equal in value to the value as of the Valuation  Date of your Class B shares  of MASP  Fund;  Class C shares of Main  Street  Fund equal  in value to the  value  as of the  Valuation  Date of your  Class C shares  of MASP  Fund;  Class N shares of Main
Street Fund equal in value to the value as of the  Valuation
Date of your  Class N shares of MASP Fund and Class Y shares of Main  Street  Fund  equal in value to the value as of the
Valuation  Date of your  Class Y shares  of MASP  Fund.  The shares  you  receive  will  be  issued  at net  asset  value without  a  sales  charge  or the  payment  of a  contingent deferred sales charge  ("CDSC"),  although if your shares of
MASP  Fund are  subject  to a CDSC,  your Main  Street  Fund shares  will  continue  to  be  subject  to  the  same  CDSC applicable  to your shares,  and the period during which you held your  MASP  Fund  shares  will  carryover  to your Main
Street Fund  shares for  purposes  of  determining  the CDSC holding period.

      For the  reasons  set  forth in the  "Reasons  for the
Reorganization"  section  below,  the Board of MASP Fund has determined that the  Reorganization is in the best interests of the shareholders of MASP Fund.

       THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
    TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZAITON

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders of MASP Fund who are
U.S.  citizens  will  not  recognize  any  gain or loss  for federal income tax purposes,  as a result of the exchange of their  shares for shares of Main  Street  Fund.  You should, however,  consult your tax advisor  regarding the effect, if any,  of the  Reorganization  in  light  of your  individual circumstances.  You should  also  consult  your tax  advisor
about  state  and  local  tax   consequences.   For  further
information    about   the   tax    consequences    of   the
Reorganization,    please   see   "Information   About   the
Reorganization-What   are  the  Tax   Consequences   of  the
Reorganization?" below.

           Comparisons of Some Important Features

How do the  investment  objectives and policies of the Funds compare?

      Through its master/feeder  structure  described below,
MASP Fund seeks to match the  performance  of the Standard &
Poor's  500  Composite  Stock  Price  Index  (the  "S&P  500
Index") as closely as possible  before the deduction of Fund expenses.  Main Street Fund seeks a high total return.

      In  seeking  its  investment   objective,   MASP  Fund
invests  all of its  assets  in the  Master  S&P  500  Index
Series of the Quantitative  Master Series Trust (the "Master
Fund")  that has the  same  goals as the  Fund.  The  Master
Fund  invests  at least 80% of its assets  (plus  borrowings for  investment  purposes) in securities or other  financial instruments,  in or correlated  with, the S&P 500 Index. All investments  are made by the Master Fund.  This structure is sometimes referred to as a "master/feeder"  structure.  Main
Street  Fund  invests   mainly  in  common  stocks  of  U.S.
companies  of  different  capitalization  ranges,  presently focusing on large  capitalization  issuers.  It can also buy debt securities,  such as bonds and debentures, but does not currently emphasize these investments.

      Please refer to the Annual and Semi-Annual  Reports of
both Funds for a complete  listing  of the  investments  for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the  portfolio and the
business   and   affairs   of  Main   Street   Fund  is  the
responsibility of the investment manager,  OppenheimerFunds,
Inc. (the  "Manager").  Fund Asset  Management  L.P.,  doing business as Mercury Advisors,  is the investment  adviser to the Master Fund (the  "Adviser")  and handles the day-to-day
portfolio   management  of  MASP  Fund.  The   Administrator
maintains  certain  books and records on behalf of MASP Fund and prepares certain reports  pursuant to an  Administrative
Agreement  with the  Master  Fund on  behalf  of MASP  Fund.
Main  Street  Fund is a series of  Oppenheimer  Main  Street
Funds, Inc., and an open-end  management  investment company organized as a Maryland  corporation  in 1987.  It commenced operations  on  February  3, 1988.  MASP Fund is a series of
Oppenheimer  Select Managers,  an open-end,  non-diversified management  investment  company with an unlimited  number of authorized  shares of  beneficial  interest  organized  as a
Massachusetts  business  trust  on  November  10,  2000.  It commenced  operations  on February 16, 2001.  Both Funds are
governed  by  a  Board  of   Directors/Trustees,   which  is
responsible  for  protecting  the interests of  shareholders under Maryland and  Massachusetts  law,  respectively.  Both
Funds are located at 6803 South Tucson Way,  Centennial,  CO
80112.

      The Manager,  located at 498 Seventh Avenue, New York,
New York 10018,  acts as  investment  advisor to Main Street
Fund.  MASP  Fund  is  managed  by  the  Adviser,  which  is located at 800 Scudders Road, Plainsboro, NJ  08536.

      The  portfolio   managers  of  Main  Street  Fund  are
Charles  Albers and Nikolaos  Monoyios.  Both Mr. Albers and
Mr.  Monoyios  are  employees  of the  Manager and have been portfolio  managers  of  the  Fund  since  April  1998.  The
portfolio   managers  are  primarily   responsible  for  the
selection of MASP Fund's portfolio securities.

      MASP  Fund  is  managed   by  a  team  of   investment
professionals  who are  employed by the  Adviser.  They have managed the Fund's  portfolio  since  inception  in November
2001.

      Additional   information   about  the  Funds  and  the
Manager  is set forth  below in  "Comparison  of  Investment
Objectives and Policies."

What are the  Fees  and  Expenses  of each  Fund  and  those expected after the Reorganization?

      MASP Fund and Main  Street  Fund each pay a variety of
expenses directly for administration,  distribution of their shares and other  services  and,  in the case of Main Street
Fund,  management of assets.  Those  expenses are subtracted from each Fund's  assets to  calculate  the Fund's net asset value  per  share.  MASP Fund pays  indirectly  through  its investments  in  the  Master  Fund  for  management  of  its
assets.   Shareholders   pay  these   expenses   indirectly.
Shareholders  for both  Funds pay other  expenses  directly, such as sales charges.

      The   following   tables  are  provided  to  help  you
understand  and compare the fees and  expenses of  investing in  shares  of MASP  Fund  with  the fees  and  expenses  of investing  in  shares  of Main  Street  Fund.  The pro forma expenses  of the  surviving  Main  Street Fund show what the fees and expenses are expected to be after giving  effect to
the   Reorganization.   Unless  otherwise   indicated,   all
amounts  shown are a percentage  of average daily net assets of each class of shares of the Funds.

                    PRO FORMA FEE TABLE
           For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            ----------------- Main Street Fund   Surviving
                            MASP Fund         Class A shares     Main Street Fund
                            Class A shares                       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       5.75%             5.75%              5.75%
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original       None1             None1              None1
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution         and/or       0.24%             0.25%              0.25%
Service
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.62%             0.28%              0.28%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      1.865%             0.99%              0.99%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class B shares    Class B shares     Main Street Fund
                                                                 Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original        5%2               5%2                5%2
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service       1.00%             1.00%              1.00%
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.41%             0.33%              0.33%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      2.415%             1.79%              1.79%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class C shares    Class C shares     Main Street Fund
                                                                 Class C shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original        1%3               1%3                1%3
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service       1.00%             1.00%              1.00%
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.19%             0.29%              0.29%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      2.195%             1.75%              1.75%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class N shares    Class N shares     Main Street Fund
                                                                 Class N shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original        1%4               1%4                1%4
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets):
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service       0.50%             0.50%              0.50%
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   1.05%             0.12%              0.12%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      1.555%             1.08%              1.08%
Expenses
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Pro          Forma
                            MASP Fund         Main Street Fund   Surviving
                            Class Y shares    Class Y shares     Main Street Fund
                                                                 Class Y shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder  Transaction  Expenses  (charges  paid  directly  from a  shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum     Sales    Charge       None               None               None
(Load) on  purchases  (as a
% of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum    Deferred   Sales
Charge  (Load)  (as  a % of
the  lower of the  original       None               None               None
Offering      price      or
Redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund  Operating  Expenses  (deducted  from Fund assets) (as a percentage  of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees                  0.005%             0.46%              0.46%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or Service        N/A               N/A                N/A
(12b-1) Fees
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5                   2.68%             0.45%              0.45%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total   Annual    Operating      2.685%             0.91%              0.91%
Expenses
------------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1.    A  contingent  deferred  sales  charge  may  apply  to
     redemptions  of  investments  of  $1  million  or  more
     ($500,000  for  retirement  plan  accounts)  of Class A
     shares.   See  "How  to  Buy  Shares"  in  each  Fund's
     Prospectus.
2.    Applies  to  redemptions  within  the first year after
     purchase.   The   contingent   deferred   sales  charge
     declines  to 1% in the  sixth  year  and is  eliminated
     after that.
3.    Applies  to  shares   redeemed  within  12  months  of
     purchase.
4.    Applies  to  shares   redeemed  within  18  months  of
     retirement plan's first purchase of Class N shares.
  5. "Other  Expenses"   include  transfer  agent  fees  and
     custodial,  accounting  and  legal  expenses.  For MASP
     Fund,  "Other  Expenses"  also  include  the Fund's pro
     rata  share of the  expenses  of the Master  Fund.  The
     Transfer Agent has voluntarily  undertaken to the Funds
     to limit the  transfer  agent  fees to 0.25% of average
     daily net  assets  per  fiscal  year for Class Y shares
     and 0.35% of average  daily net assets per fiscal  year
     for  all  other   classes.   "Total  Annual   Operating
     Expenses"  for MASP Fund were  reduced  by a  voluntary
     expense  assumption  undertaking  by the Manager.  With
     that expense  assumption and the transfer agent waiver,
     "Total  Annual  Operating  Expenses" for MASP Fund were
     1.055%  for Class A,  1.805%  for Class B,  1.805%  for
     Class C,  1.305%  for  Class N and  0.305%  for Class Y
     shares.  After the waiver,  the actual "Other Expenses"
     and "Total Annual  Operating  Expenses" as  percentages
     of average  daily net assets for Main  Street Fund were
     0.38% and  0.84% for Class Y shares.  Class A, B, C and
     N shares  were  unchanged.  After the waiver the actual
     "Other Expenses" and "Total Annual Operating  Expenses"
     for the  combined  funds were 0.38% and 0.84% for Class
     Y shares.  Class A, B, C and N shares were unchanged.

     The  management  fee  listed  for MASP  Fund is the fee
  paid by the Master Fund and  incurred  indirectly  by MASP
  Fund.  MASP Fund does not pay a  management  fee  directly
  to  the   Adviser.   The  Adviser   has  entered   into  a
  contractual  arrangement  with the Master  Fund to provide
  that  the  management  fee  for  the  Master  Fund,   when
  combined  with  administrative  fees of certain funds that invest in the Master Fund  (other  than MASP  Fund),  will not  exceed  a  specific  amount.  As  a  result  of  this contractual  arrangement  the Adviser  currently  receives management  fees of 0.005% of the average daily net assets of the Master Fund.  This  arrangement has a one-year term and is  renewable.  Absent that  contractual  arrangement, the  management fee paid by the Master Fund to the Adviser would be 0.05% of the  average  daily  net  assets  of the
  Master Fund.

Examples

   The  examples  below are intended to help you compare the
cost of investing  in each Fund and the  proposed  surviving
Main  Street  Fund.  These  examples  assume that you invest
$10,000  in  a  class  of  shares   for  the  time   periods
indicated,  an  annual  return  for each  class  of 5%,  the operating  expenses described above and reinvestment of your dividends and distributions.

   Your  actual  costs  may  be  higher  or  lower   because
expenses will vary over time.  For each $10,000  investment, you would pay the following  projected  expenses if you sold your  shares  after the  number of years  shown or held your shares  for the  number of years  shown  without  redeeming, according to the following examples.

                    12 Months Ended 3/31/03
                    -----------------------

                           MASP Fund
---------------------------------------------------------------------------------
If  shares are             1 year         3 years       5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $754          $1,128         $1,525       $2,634
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $745          $1,053         $1,488        $2,4911
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $323           $ 687         $1,177       $2,529
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $258           $ 491         $ 847        $1,851
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $272           $ 834         $1,422       $3,017
---------------------------------------------------------------------------------

                           MASP Fund
---------------------------------------------------------------------------------
If  shares are not         1 year         3 years       5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $754          $1,128         $1,525       $2,634
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $245           $ 753         $1,288       $2,4911
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $223           $ 687         $1,177       $2,529
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $158           $ 491         $ 847        $1,851
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $272           $ 834         $1,422       $3,017
---------------------------------------------------------------------------------

                       Main Street Fund
---------------------------------------------------------------------------------
If shares are redeemed:    1 year         3 years       5 years      10 years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $682           $863          $1,170       $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $278           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $210           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------

                       Main Street Fund
---------------------------------------------------------------------------------
If shares are not          1 year         3 years       5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $182           $563          $ 970         $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $178           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $110           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------

             Pro Forma Surviving Main Street Fund
---------------------------------------------------------------------------------
If shares are              1 year        3 years        5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $682           $863          $1,170        $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $278           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $210           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------

             Pro Forma Surviving Main Street Fund
---------------------------------------------------------------------------------
If shares are not          1 year        3 years        5 years      10 years
redeemed:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class A                     $670           $872          $1,091       $1,718
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B                     $182           $563          $ 970         $1,7011
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class C                     $178           $551          $ 949        $2,062
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class N                     $110           $343          $ 595        $1,317
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class Y                     $ 93           $290          $ 504        $1,120
---------------------------------------------------------------------------------
  In the  "If  shares  are  redeemed"  examples,  expenses
  include  the  initial  sales  charge for Class A and the
  applicable  Class  B,  Class  C or  Class  N  contingent
  deferred  sales  charge.  In  the  "If  shares  are  not
  redeemed"  examples,  the Class A expenses  include  the
  initial sales  charge,  but Class B, Class C and Class N
  expenses do not include the  contingent  deferred  sales
  charge. There is no sales charge on Class Y shares.
  1Class B  expenses  for years 7 through  10 are based on
   Class A expenses,  since  Class B shares  automatically
   convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information for both Main Street Fund and
MASP Fund is set forth in each Fund's  Prospectus  under the section "The Fund's Past  Performance."  Main Street  Fund's
Prospectus  accompanies  this Prospectus and Proxy Statement and is incorporated by reference.

      The  financial  statements  of Main  Street  Fund  and
additional  information  with  respect  to  its  performance during its fiscal  year ended  August 31,  2002 (and the six month semi-annual  period ended February 28, 2003) including
a  discussion  of  factors  that  materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal  year,  are set forth in Main  Street  Fund's  Annual
Report  dated as of August 31, 2002 (and with the  exception
of  that  discussion,   in  its  Semi-Annual   Report  dated
February 28, 2003),  that is included in the Proxy Statement
of  Additional   Information  and  incorporated   herein  by
reference.  These  documents  are  available  upon  request.
See section entitled "Information About Main Street Fund."

      The financial  statements of MASP Fund and  additional
information  with respect to the Fund's  performance  during its fiscal year ended  December 31, 2002 (and the  six-month
semi-annual  period  ended  June  30,  2003),   including  a
discussion   of  factors   that   materially   affected  its
performance  and  relevant  market  conditions  during  that fiscal  year,  is set  forth in MASP  Fund's  Annual  Report dated as of December  31, 2002 (and with  exception  of that discussion,  in its Semi-Annual Report dated June 30, 2003), that are  included  in the  Proxy  Statement  of  Additional
Information  and  incorporated  herein by  reference.  These documents are available upon request.  See section  entitled
"Information About MASP Fund."

What are the  capitalizations  of the Funds  and what  would the capitalization be after the Reorganization?

      The  following  table sets  forth the  capitalizations
(unaudited)  of MASP Fund and Main  Street  Fund as of March
31,   2003   and   indicates   the   pro   forma    combined
capitalization   as  of   March   31,   2003   as   if   the
Reorganization  had  occurred  on that  date.  As of May 31,
2003 the value of the  assets of MASP Fund was less than 10%
of the value of the assets of Main Street Fund.

                                                                  Net
Asset
                                                Shares
Value
                              Net Assets        Outstanding
Per Share
MASP Fund
      Class A              $  6,987,638         1,067,303          $6.55
      Class B              $  4,968,222           767,594          $6.47
      Class C                        $  5,646,621 872,978          $6.47
      Class N               $13,850,376         2,127,433          $6.51
      Class Y          $            819               123          $6.65
      TOTAL                 $31,453,676         4,835,431

Main Street Fund
      Class A            $5,827,509,376       231,844,611         $25.14
      Class B            $2,703,326,715       110,710,046         $24.42
      Class C            $1,021,504,876        41,820,889         $24.43
      Class N      $     59,616,520             2,391,071         $24.93
      Class Y           $   219,903,078         8,716,423         $25.23
TOTAL $9,831,860,565        395,483,040

Main Street Fund
(Pro Forma Surviving Fund)*
      Class A            $5,834,497,014       232,122,611         $25.14
      Class B            $2,708,294,937       110,913,511         $24.42
      Class C            $1,027,151,497        42,052,064         $24.43
      Class N          $     73,466,896         2,946,575         $24.93
      Class Y           $   219,903,897         8,716,455         $25.23
      TOTAL              $9,863,314,241       396,751,217

*Reflects  the issuance of 278,000  Class A shares,  203,465
Class B  Shares,  231,175  Class C shares,  555,504  Class N shares  and 32  Class  Y  shares  of Main  Street  Fund in a
tax-free   exchange   for  the  net  assets  of  MASP  Fund,
aggregating $31,453,676.

How have the Funds performed?

      The past performance  information for each Fund is set
forth  below,  and  for  earlier  periods,  in  each  fund's respective  Prospectus:  (i) a bar  chart  detailing  annual total  returns of Class A shares of each Fund as of December
31st for each of the ten most  recent  full  calendar  years
(for MASP Fund,  since that  Fund's  inception);  and (ii) a table  showing how the average  annual total  returns of the
Funds'  shares,  both  before  and after  taxes,  compare to those of broad-based  market indices.  The after-tax returns are shown for Class A shares only and are  calculated  using the historical  highest  individual  federal marginal income tax rates in effect  during the  periods  shown,  and do not reflect  the  impact  of state or local  taxes.  In  certain cases,  the  figure  representing  "Return  After  Taxes  on
Distributions  and Sale of Fund  Shares"  may be higher than the  other  return  figures  for the same  period.  A higher after-tax  return  results  when a capital  loss occurs upon redemption  and  translates  into an assumed  tax  deduction that benefits the  shareholder.  The  after-tax  returns are
calculated   based  on  certain   assumptions   mandated  by
regulation  and your  actual  after-tax  returns  may differ
from  those  shown,   depending  on  your   individual   tax
situation.  The  after-tax  returns  set forth below are not relevant to  investors  who hold their Fund  shares  through tax-deferred  arrangements  such as 401(k)  plans or IRAs or to  institutional  investors not subject to tax. Each Fund's past investment performance,  before and after taxes, is not necessarily  an  indication of how each Fund will perform in the future.

Annual  total  returns  for  MASP  Fund  (Class  A)  (as  of
12/31/02), are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart showing annual total returns for MASP Fund]
Sales   charges   and   taxes  are  not   included   in  the
calculations  of  return  in this  bar  chart,  and if those charges  and taxes were  included,  the  returns may be less than those shown.
For the period from 1/1/03 through  6/30/03,  the cumulative return  for MASP  Fund  (not  annualized)  before  taxes for
Class A shares was  11.37%.  During the period  shown in the
bar   chart,   the   highest   return  for  MASP  Fund  (not
annualized)  before  taxes for a calendar  quarter was 7.71%
(4th Qtr'02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -17.30% (3rd Qtr'02).

Annual  total  returns for Main Street Fund (Class A) (as of
12/31/02), are as follows:

[See appendix to Prospectus and Proxy  Statement for data in bar chart  showing  annual  total  returns  for Main  Street
Fund.]

Sales   charges   and   taxes  are  not   included   in  the
calculations  of  return  in this  bar  chart,  and if those charges  and taxes were  included,  the  returns may be less than those shown.
For  the  period  from   1/1/03   through   6/30/03,   the
cumulative  return for Main Street  Fund (not  annualized)
before  taxes for Class A shares  was  10.23%.  During the
period  shown in the bar  chart,  the  highest  return for
Main  Street  Fund  (not  annualized)  before  taxes for a
calendar  quarter was 22.06%  (4th  Qtr'98) and the lowest
return  (not  annualized)  before  taxes  for  a  calendar
quarter was -16.50% (3rd Qtr'02).

Average  annual total  returns for the Funds for the periods ended December 31, 2002 are as follows:

----------------------------------------------------------

           MASP Fund               1 Year      Life of
                                                Class
----------------------------------------------------------
----------------------------------------------------------
Class A Shares (inception
2/16/01)                           -27.62%     -21.15%
Return Before Taxes                -27.73%     -21.21%
Return After Taxes on              -16.82%     -16.57%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares
----------------------------------------------------------
----------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses or    -22.09%     -17.14%
taxes) (from 2/28/01)
----------------------------------------------------------
----------------------------------------------------------
Class B Shares (inception          -27.56%     -20.91%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class C Shares (inception          -24.54%     -19.23%
2/16/01)
----------------------------------------------------------
----------------------------------------------------------
Class N Shares (inception          -24.10%     -17.12%
3/1/01)
----------------------------------------------------------
----------------------------------------------------------
Class Y Shares (inception          -23.06%     -18.29%
2/16/01)
----------------------------------------------------------

------------------------------------------------------------------------

        Main Street Fund           1 Year      5 Years      10 Years
                                             (or life of   (or life of
                                                class,       class,
                                               if less)     if less)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class A Shares (inception
2/3/88)                            -24.05%      -1.70%        8.89%
Return Before Taxes                -24.27%      -2.68%        7.21%
Return After Taxes on              -14.65%      -1.25%        6.98%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares
------------------------------------------------------------------------
------------------------------------------------------------------------
S&P 500 Index (reflects no
deduction for fees, expenses or    -22.09%      -0.58%        9.34%
taxes) (from 12/31/92)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class B Shares (inception          -24.05%      -1.60%        6.98%
10/3/94)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class C Shares (inception          -20.80%      -1.27%        6.66%
12/1/93)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class N Shares (inception          -20.28%     -13.75%         N/A
3/1/01)
------------------------------------------------------------------------
------------------------------------------------------------------------
Class Y Shares (inception          -19.29%      -0.34%        4.36%
11/1/96)
------------------------------------------------------------------------

Average annual total returns for the Funds for the periods
ended June 30, 2003 are as follows:

---------------------------------------------------------

            MASP Fund               1 Year     Life of
                                                Class
---------------------------------------------------------
---------------------------------------------------------
Class A Shares (inception
2/16/01)                            -6.50%     -13.27%
Return Before Taxes                 -6.64%     -13.32%
Return After Taxes on               -4.24%     -11.14%
Distributions
Return After Taxes on
Distributions and Sale of Fund
Shares
---------------------------------------------------------
---------------------------------------------------------
S&P 500 Index (reflects no          0.25%      -15.36%
deduction for fees, expenses or
taxes) (from 2/28/01)
---------------------------------------------------------
---------------------------------------------------------
Class B Shares (inception           -6.51%     -12.85%
2/16/01)
---------------------------------------------------------
---------------------------------------------------------
Class C Shares (inception           -2.57%     -11.77%
2/16/01)
---------------------------------------------------------
---------------------------------------------------------
Class N Shares (inception 3/1/01)   -2.11%     -9.73%
---------------------------------------------------------
---------------------------------------------------------
Class Y Shares (inception           -0.13%     -10.58%
2/16/01)
---------------------------------------------------------

----------------------------------------------------------------------
                                                           10 Years
        Main Street Fund            1 Year     5 Years   (or life of
                                              (or life      class,
                                              of class,    if less)
                                              if less)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A Shares (inception 2/3/88)
Return Before Taxes                 -9.34%     -2.57%       8.72%
Return After Taxes on              -24.27%     -2.68%       7.21%
Distributions                      -14.65%     -1.25%       6.98%
Return After Taxes on
Distributions and Sale of Fund
Shares
----------------------------------------------------------------------
----------------------------------------------------------------------
S&P 500 Index (reflects no          0.25%      -1.61%       10.04%
deduction for fees, expenses or
taxes) (from 6/30/93)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares (inception           -9.34%     -2.48%       7.76%
10/3/94)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class C Shares (inception           -5.49%     -2.15%       7.35%
12/1/93)
----------------------------------------------------------------------
----------------------------------------------------------------------
Class N Shares (inception 3/1/01)   -4.88%     -7.27%        N/A
----------------------------------------------------------------------
----------------------------------------------------------------------
Class Y Shares (inception 1/1/96)   -3.67%     -1.24%       5.58%
----------------------------------------------------------------------
MASP Fund's average annual total returns include  applicable sales  charges:  for Class A  shares,  the  current  maximum initial  sales  charge  of 5.75%;  for  Class B shares,  the contingent  deferred  sales  charge  of 5%  (1-year)  and 3%
(life of class);  and for Class C and Class N shares, the 1%
contingent  deferred  sales  charge for the  1-year  period.
There is no sales  charge  for Class Y shares.  The  returns measure  the  performance  of  a  hypothetical  account  and assume that all dividends  and capital  gains  distributions have been reinvested in additional  shares.  The performance of the  Fund's  Class A shares is  compared  to the S&P 500(R)
Index,  an unmanaged index of equity  securities.  The index performance  includes  reinvestment  of income  but does not reflect  transaction  costs,  expenses or taxes.  The Fund's investments vary from the securities in the index.

Main Street  Fund's  average  annual total  returns  include applicable  sales charges:  for Class A, the current maximum initial sales charge of 5.75%;  for Class B, the  contingent deferred  sales charge of 5% (1-year)  and 2% (5 year);  and for Class C shares, the 1% contingent  deferred sales charge for the 1-year  period.  Because  Class B shares  convert to
Class  A  shares  72   months   after   purchase,   Class  B
"life-of-class"  performance does not include any contingent deferred  sales charge and uses Class A performance  for the period after  conversion.  There is no sales charge on Class
Y  shares.   The  returns   measure  the  performance  of  a
hypothetical  account  and  assume  that all  dividends  and
capital  gains   distributions   have  been   reinvested  in
additional  shares.  The  performance  of the Fund's Class A shares  is  compared  to the S&P 500(R)Index,  an  unmanaged index of U.S.  equity  securities.  The  performance  of the index includes  reinvestment  of income but does not reflect
transaction   costs,   expenses,   or  taxes.   The   Fund's
investments vary from the securities in the index.

      How Has  Main  Street  Fund  Performed?  - Below  is a
discussion   by  the   Manager,   of  Main   Street   Fund's
performance  during its fiscal year ended  August 31,  2002, followed by a  graphical  comparison  of Main Street  Fund's performance to an appropriate broad-based market index.

      Management's  Discussion  of  Performance - During the
fiscal  year  ended  August 31,  2002,  Main  Street  Fund's performance  was  strongly  influenced  by its  disciplined, quantitative-oriented  investment  approach.  As  a  result,
Main Street Fund's  performance  for the 12-month period was better than those of its benchmark,  the S&P 500 Index,  and the  average of its peer  group,  the Lipper  Large Cap Core category.  The statistical  models developed and employed by
Main Street Fund's portfolio managers  accurately  suggested that smaller stocks in the large-cap range would  outperform larger ones.  Main Street  Fund's  bottom-up  stock  ranking system accounted for  approximately 80% of the Fund's excess returns  compared to the  benchmark,  and was most effective
within  the   consumer   discretionary,   health   care  and
financial sectors.  Sector allocation,  which is also driven by the Fund's  bottom-up  stock  scoring  models,  added the balance of the excess relative returns by reducing  exposure
to  the   information   technology   and   telecommunication
services   sectors   and   increasing   exposure  to  energy
stocks.   Main  Street  Fund's  holdings,   allocations  and
management strategies are subject to change.

      Comparing  Main  Street  Fund's   Performance  to  the
Market - The graphs that follow  show the  performance  of a hypothetical  $10,000  investment in each class of shares of
Main  Street  Fund  held  until  August  31,  2002.  Class A performance  is shown for a 10 year  period.  For each other class,  performance is measured from inception of the class:
from October 3, 1994 for Class B, from  December 1, 1993 for
Class C  shares,  from  March 1,  2001 for Class N, and from
November  1,  1996 for Class Y shares.  Main  Street  Fund's performance  reflects the  deduction of the maximum  initial sales charge on Class A shares,  the  applicable  contingent deferred  sales  charge  on  Class  B,  Class C and  Class N shares,  and  reinvestment of all dividends and capital gain distributions.  Main Street Fund's  performance  is compared to the  performance  of the S&P  500  Index,  a  broad-based index of  equity  securities  widely  regarded  as a general measure of the  performance  of the U.S.  equity  securities market.  Index  performance  reflects  the  reinvestment  of dividends but does not reflect  transaction  costs, and none of the data in the graphs  that  follow  shows the effect of taxes. Main Street Fund's  performance  reflects the effects
of  Fund  business  and  operating  expenses.   While  index
comparisons  may be useful to provide a  benchmark  for Main
Street  Fund's  performance,  it must  be  noted  that  Main
Street Fund's  investments are not limited to the securities in the  S&P  500  Index,  which  tend  to be  securities  of larger, well-capitalized companies.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class A) and S&P 500 Index.

[Line Graph]

     Date     Value of Investment in      S&P 500 Index
                       Fund
  06/30/1992           9,425                 10,000
  09/30/1992           9,699                 10,315
  12/31/1992          12,324                 10,834
  03/31/1993          13,332                 11,306
  06/30/1993          13,797                 11,361
  09/30/1993          15,768                 11,653
  12/31/1993          16,684                 11,923
  03/31/1994          16,643                 11,472
  06/30/1994          15,774                 11,520
  09/30/1994          16,695                 12,082
  12/31/1994          16,429                 12,080
  03/31/1995          17,729                 13,255
  06/30/1995          19,011                 14,518
  09/30/1995          20,671                 15,671
  12/31/1995          21,484                 16,614
  03/31/1996          22,690                 17,505
  06/30/1996          23,243                 18,290
  08/31/1996          22,487                 17,852
  11/30/1996          25,335                 20,839
  02/28/1997          26,215                 21,872
  05/31/1997          27,679                 23,584
  08/31/1997          29,478                 25,104
  11/30/1997          30,839                 26,778
  02/28/1998          33,313                 29,524
  05/31/1998          35,153                 30,814
  08/31/1998          30,562                 27,142
  11/30/1998          36,575                 33,120
  02/28/1999          38,850                 35,358
  05/31/1999          41,081                 37,295
  08/31/1999          42,365                 37,947
  11/30/1999          43,431                 40,040
  02/29/2000          43,655                 39,504
  05/31/2000          45,994                 41,200
  08/31/2000          49,883                 44,135
  11/30/2000          41,545                 38,348
  02/28/2001          40,038                 36,267
  05/31/2001          41,146                 36,854
  08/31/2001          37,485                 33,377
  11/30/2001          37,380                 33,665
  02/28/2002          37,095                 32,819
  05/31/2002          37,153                 31,755
  08/31/2002          32,648                 27,373

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class B) and S&P 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               S&P 500 Index
  10/03/1994          10,000                 10,000
  12/31/1994           9,846                  9,998
  03/31/1995          10,599                 10,971
  06/30/1995          11,341                 12,017
  09/30/1995          12,305                 12,971
  12/31/1995          12,766                 13,751
  03/31/1996          13,459                 14,489
  06/30/1996          13,762                 15,138
  08/31/1996          13,293                 14,776
  11/30/1996          14,951                 17,248
  02/28/1997          15,439                 18,103
  05/31/1997          16,273                 19,521
  08/31/1997          17,297                 20,778
  11/30/1997          18,063                 22,164
  02/28/1998          19,473                 24,437
  05/31/1998          20,505                 25,505
  08/31/1998          17,792                 22,466
  11/30/1998          21,259                 27,414
  02/28/1999          22,540                 29,265
  05/31/1999          23,787                 30,869
  08/31/1999          24,485                 31,408
  11/30/1999          25,056                 33,141
  02/29/2000          25,129                 32,697
  05/31/2000          26,428                 34,101
  08/31/2000          28,607                 36,530
  11/30/2000          23,811                 31,741
  02/28/2001          22,947                 30,018
  05/31/2001          23,582                 30,504
  08/31/2001          21,484                 27,626
  11/30/2001          21,424                 27,864
  02/28/2002          21,260                 27,164
  05/31/2002          21,294                 26,283
  08/31/2002          18,712                 22,657

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class C) and S&P 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               S&P 500 Index
  12/01/1993          10,000                 10,000
  12/31/1993          10,467                 10,121
  03/31/1994          10,415                  9,738
  06/30/1994           9,856                  9,778
  09/30/1994          10,412                 10,256
  12/31/1994          10,225                 10,254
  03/31/1995          11,011                 11,251
  06/30/1995          11,790                 12,324
  09/30/1995          12,791                 13,302
  12/31/1995          13,269                 14,103
  03/31/1996          13,993                 14,859
  06/30/1996          14,308                 15,525
  08/31/1996          13,825                 15,153
  11/30/1996          15,544                 17,689
  02/28/1997          16,056                 18,566
  05/31/1997          16,917                 20,020
  08/31/1997          17,982                 21,309
  11/30/1997          18,782                 22,731
  02/28/1998          20,254                 25,061
  05/31/1998          21,326                 26,157
  08/31/1998          18,505                 23,040
  11/30/1998          22,105                 28,114
  02/28/1999          23,437                 30,013
  05/31/1999          24,740                 31,658
  08/31/1999          25,460                 32,211
  11/30/1999          26,055                 33,988
  02/29/2000          26,137                 33,533
  05/31/2000          27,481                 34,972
  08/31/2000          29,754                 37,463
  11/30/2000          24,733                 32,552
  02/28/2001          23,793                 30,785
  05/31/2001          24,402                 31,283
  08/31/2001          22,192                 28,332
  11/30/2001          22,086                 28,576
  02/28/2002          21,875                 27,858
  05/31/2002          21,867                 26,955
  08/31/2002          19,178                 23,236

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class N) and S&P 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               S&P 500 Index
  03/01/2001          10,000                 10,000
  05/31/2001          10,259                 10,162
  08/31/2001           9,339                  9,203
  11/30/2001           9,307                  9,283
  02/28/2002           9,229                  9,049
  05/31/2002           9,235                  8,756
  08/31/2002           8,031                  7,548

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical
Investments in:
Main Street Fund (Class Y) and S&P 500 Index.

[Line Graph]

               alue of Investment in
     Date     V        Fund               S&P 500 Index
  11/01/1996          10,000                 10,000
  11/30/1996          10,623                 10,755
  02/28/1997          11,007                 11,288
  05/31/1997          11,632                 12,172
  08/31/1997          12,398                 12,957
  11/30/1997          12,976                 13,821
  02/28/1998          14,025                 15,238
  05/31/1998          14,804                 15,904
  08/31/1998          12,879                 14,009
  11/30/1998          15,418                 17,094
  02/28/1999          16,375                 18,249
  05/31/1999          17,333                 19,249
  08/31/1999          17,882                 19,585
  11/30/1999          18,339                 20,666
  02/29/2000          18,443                 20,389
  05/31/2000          19,432                 21,264
  08/31/2000          21,101                 22,779
  11/30/2000          17,583                 19,792
  02/28/2001          16,949                 18,718
  05/31/2001          17,422                 19,021
  08/31/2001          15,877                 17,226
  11/30/2001          15,843                 17,375
  02/28/2002          15,728                 16,939
  05/31/2002          15,763                 16,389
  08/31/2002          13,854                 14,128
Total  returns  and  the  ending  account  values  in  the
graphs  include  changes in share  price and  reinvestment
of  dividends  and  capital  gains   distributions   in  a
hypothetical   investment  for  the  periods  shown.   The
Fund's total  returns  shown do not reflect the  deduction
of  income  taxes  on an  individual's  investment.  Taxes
may reduce  your  actual  investment  returns on income or
gains  paid by the Fund or any  gains you may  realize  if
you sell your shares.

What are other Key Features of the Funds?

      The  description  of certain key features of the Funds
below  is  supplemented   by  each  Fund's   Prospectus  and
Statement of Additional Information,  which are incorporated by reference.

      Investment  Management  and Fees - Under  Main  Street
Fund's  investment  advisory  agreement  (the  "Main  Street
Advisory Agreement"),  the Fund pays the Manager an advisory fee at an annual rate that declines on additional  assets as the Fund grows.

      The  management  fees  received by the Adviser of MASP
Fund  and  paid  indirectly  by MASP  Fund  pursuant  to the
Investment  Management Agreement between the Adviser and the
Master  Fund (the  "Master  Fund  Advisory  Agreement")  are
described below.
-------------------------------------------------------------------------------------
MASP Fund                                  Main Street Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
As a  result  of a  contractual  agreement 0.65%  of  the  first  $200   million  of
described  below,  the  Adviser  currently average annual net assets, receives  management  fees  of  0.005%  of 0.60% of next $150 million, average  daily net  assets  of the  Master 0.55% of the next $150 million,
Fund.  MASP Fund invests all of its assets 0.45% of the  average  annual  net assets
in    shares   of   the    Master    Fund. in excess of $500 million.
Accordingly,   all  portfolio   management
occurs  at the level of the  Master  Fund.
The  Master  Fund  has  entered   into  an
investment  management  agreement with the
Adviser.   The   Adviser  is  entitled  to
receive  a monthly  management  fee at the
annual  contractual  rate of  0.05% of the
average  daily net  assets  of the  Master
Fund.  The  Adviser  has  entered  into  a
contractual  arrangement  with the  Master
Fund  that  provides  that the  management
fee for the  Master  Fund,  when  combined
with  administration fees of certain funds
that  invest  in the  Master  Fund  (other
than  MASP   Fund),   will  not  exceed  a
specific amount.
-------------------------------------------------------------------------------------

      As indicated in the table below,  the  management  fee
for MASP Fund for the twelve  months  ended  March 31,  2003 was an  annual  rate of  0.005%  of the  average  daily  net assets  of the  Master  Fund.  The  management  fee for Main
Street Fund for the twelve  months  ended March 31, 2003 was
0.46% of the  average  annual  net  assets for each class of shares.  The 12b-1  distribution  plan  fees for both  Funds were substantially similar.

               Annual Fund Operating Expense Table
              For the 12 Months Ended March 31, 2003
          (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
                          MASP Fund         Main Street Fund   Combined Pro Forma
                           Class A              Class A              Class A
                            Shares               Shares              Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees             0.005%               0.46%                0.46%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or          0.24%               0.25%                0.25%
Service (12b-1) Fees
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses              1.62%                0.28%                0.28%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Annual                1.865%               0.99%                0.99%
Operating Expenses
-----------------------------------------------------------------------------------
"Other Expenses" include transfer agent fees  administrative fees and custodial,  accounting and legal expenses the Funds pay.  This  chart is for  illustrative  purposes  only.  The management  fee  listed for MASP Fund is the fee paid by the
Master  Fund and  incurred  indirectly  by MASP  Fund.  MASP
Fund  does  not  pay  a  management   fee  directly  to  the
Adviser.   The  Adviser  has  entered  into  a   contractual
arrangement  with  the  Master  Fund  to  provide  that  the management  fee for the  Master  Fund,  when  combined  with administrative  fees of  certain  funds  that  invest in the
Master  Fund  (other  than  MASP  Fund),  will not  exceed a
specific   amount.   As  a   result   of  this   contractual
arrangement the Adviser currently  receives  management fees of 0.005% of the  average  daily  net  assets of the  Master
Fund.   This   arrangement   has  a  one-year  term  and  is
renewable.   Absent  that   contractual   arrangement,   the
management  fee paid by the Master Fund to the Adviser would be 0.05% of the  average  daily  net  assets  of the  Master
Fund.

      The net assets under  management  for Main Street Fund
on March  31,  2003  were  $9,831,860,567,  as  compared  to
$31,453,676  for MASP Fund.  Effective  upon the  Closing of
the   Reorganization,   the  management  fee  rate  for  the
surviving  Fund is  expected  to be 0.46% of average  annual net  assets  based on  combined  assets  of the  Funds as of
March 31,  2003.  Additionally,  the  "Other  Expenses"  and
"Total Annual Operating  Expenses" of the surviving Fund are expected to be substantially  less than the "Other Expenses"
and "Total Annual Operating Expenses" of MASP Fund.

      For a detailed  description of each Fund's  investment
management   agreement,   see  the  section  below  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"
      Transfer  Agency  and  Custody  Services  - Both Funds
receive  shareholder  accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer agent and dividend  paying  agent.  It acts on an annual per
account  fee  basis  for  both  Funds.   The  terms  of  the
transfer agency  agreement for both Funds are  substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York,
NY 10005,  acts as  custodian  of the  securities  and other assets of both Funds.

      Distribution Services - OppenheimerFunds  Distributor,
Inc. (the "Distributor")  acts as the principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Both  Funds  have  adopted  service  plans  under Rule 12b-1 under the  Investment  Company  Act for their Class A shares and  distribution  and  service  plans  under Rule 12b-1 for their  Class B,  Class C and Class N shares.  The 12b-1 fees for Class A shares of both  MASP Fund and Main  Street  Fund are  service  plan  fees  which  are a  maximum  of 0.25% of average  annual  net  assets  of Class A  shares.  The 12b-1 fees for the other  classes of both  Funds are  Distribution and Service  plan fees which  include a service fee of 0.25%
of average  annual net assets for Class B, Class C and Class
N  shares  and an  asset-based  sales  charge  of  0.75%  of average  annual  net  assets  for Class B and Class C shares and 0.25% of average annual net assets for Class N shares.

      For   a   detailed    description   of   each   Fund's
distribution-related  services, see the section below titled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

      Purchases,    Redemptions,    Exchanges    and   other
Shareholder  Services  - Both  Funds  have  nearly  the same requirements  and restrictions in connection with purchases, redemptions  and  exchanges.  In  addition,  each  Fund also
offers  the  same  types  of  shareholder   services.   More
detailed  information   regarding  purchases,   redemptions,
exchanges  and  shareholder  services  can be found below in
the  section   below  titled   "Comparison   of   Investment
Objectives  and  Policies - How do the Account  Features and
Shareholder Services for the Funds Compare?"

      Dividends  and  Distributions  -  Both  Funds  declare
dividends  separately  for  each  class of  shares  from net investment  income  annually  and  pay  those  dividends  to shareholders  in December on a date selected by the Board of each  Fund.  Both  Funds may  realize  capital  gains on the sale of  portfolio  holdings.  If they do,  they  will  make distributions  out of any  short-term  or long-term  capital gains in December of each year.

      For a detailed  description  of each Fund's  policy on
dividends  and  distributions,   see  the  section  entitled
"Comparison  of Investment  Objectives and Policies - How do
the Account Features and Shareholder  Services for the Funds
Compare?"

 WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN MASP FUND
                   AND MAIN STREET FUND?

      As with most  investments,  investments in Main Street
Fund  and  MASP  Fund  involve   risks.   There  can  be  no
guarantee  against  loss  resulting  from an  investment  in either  Fund,  nor can there be any  assurance  that  either
Fund  will  achieve  its  investment  objective.  The  risks associated  with an  investment  in each  Fund are  similar.
Because both Funds invest  either  directly or indirectly in stocks,  the value of each Fund's portfolio will be affected by changes in the stock  markets.  The prices of  individual stocks do not all move in the same  direction  uniformly  at the same time and the  volatility  of their  prices at times may be great.  A  particular  company's  stock  price can be affected by, among other  things,  a poor  earnings  report, loss  of  major  customers,  major  litigation  against  the company, or changes in government  regulations affecting the company  or  its  industry.  MASP  Fund  invests  all of its assets in shares of the Master  Fund and will  therefore  be vulnerable  to the effects of economic  changes  that affect shares of the Master Fund.

      MASP  Fund  also can  invest  in  derivatives  for the
management  of  cash  balances  as well  as to  increase  or decrease its exposure to the S&P 500 Index  quickly.  If the issuer of a  derivative  does not pay the  amount  due,  the
Fund  could  lose  money  on the  investment.  Also,  if the derivative  or the  underlying  security does not perform as expected,  the Fund's share price could fall.  MASP Fund may also invest in short sales which may involve risk.

      In  addition,  MASP  Fund is  "non-diversified"  which
means that  compared to funds that are  diversified,  it can
invest  a  greater   portion   of  its  net  assets  in  the
securities  of one issuer,  such as the Master Fund which is also a  non-diversified  fund to the extent it invests  more than 5% of its assets in one  security  in  replicating  the holdings of the S&P 500 Index.  As such,  MASP Fund  carries the risks of  non-diversification  and is  vulnerable to the effects of economic  changes that affect  securities held by the Master Fund.

      For more  information  about the  risks of the  Funds,
see "What are the Main Risks  Associated  with an Investment in the Funds?" under the heading  "Comparison  of Investment
Objectives and Policies" below.

               REASONS FOR THE REORGANIZATION

      At a  meeting  of the Board of  Trustees  of MASP Fund
held  April  28,  2003,  the  Board  considered  whether  to
approve  the  proposed   Reorganization   and  reviewed  and
discussed  with  the  Administrator  and  independent  legal
counsel  the   materials   provided  by  the   Administrator
relevant  to the  proposed  Reorganization.  Included in the
materials  was  information   with  respect  to  the  Funds'
respective  investment  objectives and policies,  management
fees,   distribution  fees  and  other  operating  expenses,
historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that
MASP Fund is a relatively  smaller  fund with  approximately
$31,453,676  in net assets as of March 31,  2003.  The Board anticipates  that  MASP  Fund's  assets  will  not  increase substantially  in size in the near  future.  In  comparison,
Main Street  Fund had  approximately  $9,831,860,565  in net assets as of March 31, 2003. After the  Reorganization,  the shareholders  of MASP Fund would  become  shareholders  of a larger  fund  that  is  anticipated  to have  lower  overall
operating   expenses  than  MASP  Fund.   There  can  be  no
assurances that lower operating  expenses will continue into the future.  Economies of scale may benefit  shareholders of
MASP Fund.

      The Board  reviewed the  investment  objective of both
Funds.  MASP Fund seeks to match the  performance of the S&P
500 Index as closely as  possible  before the  deduction  of
Fund  expenses.  Main Street  Fund seeks high total  return.
Additionally,  the Board  considered  that both Funds invest either  directly or indirectly  in a variety of  securities.
Main Street Fund invests in common stocks of U.S.  companies of different  capitalization  ranges,  presently focusing on large  capitalization  issues.  MASP Fund invests all of its assets in the  Master  Fund  that has the same  goals as the
Fund.  The  Master  Fund  invests  at  least  80% of its net
assets  (plus   borrowings  for   investment   purposes)  in
securities or other financial instruments,  in or correlated with,  the S&P 500 Index.  The Board noted that each Fund is
designed   for   long-term    investors.    The   investment
strategies  and  policies  are in  general  similar,  though there are some  differences  noted  below  under "How do the investments policies of the Funds compare?"

      The  Board   considered   that  Main   Street   Fund's
performance has been better that that of MASP Fund.

      The Board  also  considered  that the  procedures  for
purchases,  exchanges  and  redemptions  of  shares  of both
Funds are very  similar  and that both Funds  offer the same investor services and options.

      The Board also  considered the terms and conditions of
the  Reorganization,  including that there would be no sales charge imposed in effecting the  Reorganization and that the
Reorganization    is    expected    to    be   a    tax-free
reorganization.   The  Board   concluded  that  MASP  Fund's
participation  in the  transaction  is in the best interests of the Fund and its shareholders,  notwithstanding  that the lower pro forma expenses of the combined funds  (relative to
MASP Fund) and the historically  better  performance of Main
Street   Fund  are   subject   to   change,   and  that  the
Reorganization  would  not  result  in  a  dilution  of  the interests of existing shareholders of MASP Fund.

      After  consideration  of the above  factors,  and such
other  factors  and  information  as the  Board of MASP Fund deemed relevant,  the Board,  including the Trustees who are not  "interested  persons"  (as  defined  in the  Investment
Company Act) of either MASP Fund or the  Administrator  (the
"Independent    Trustees"),    unanimously    approved   the
Reorganization  and the  Reorganization  Agreement and voted to recommend its approval to the shareholders of MASP Fund.

      The Board of Main  Street  Fund also  determined  that
the  Reorganization was in the best interests of Main Street
Fund and its  shareholders and that no dilution would result to those  shareholders.  Main  Street Fund  shareholders  do not vote on the  Reorganization.  The  Board of Main  Street
Fund,  including  the  Independent  Directors,   unanimously
approved   the   Reorganization   and   the   Reorganization
Agreement.

      For the reasons  discussed above, the Board, on behalf
of  MASP  Fund,   recommends  that  you  for  vote  FOR  the
Reorganization  Agreement.  If  shareholders of MASP Fund do
not    approve    the    Reorganization    Agreement,    the
Reorganization will not take place.

            INFORMATION ABOUT THE REORGANIZATION

This  is  only  a  summary  of  the  material  terms  of the
Reorganization  Agreement.  You should  read the actual form of Reorganization Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If  the   shareholders   of  MASP  Fund   approve  the
Reorganization   Agreement,  the  Reorganization  will  take
place after  various  conditions  are satisfied by MASP Fund
and  Main  Street  Fund,   including   delivery  of  certain
documents.  The  Closing  Date is  presently  scheduled  for
October  17,  2003  and  the  Valuation  Date  is  presently scheduled for October 16, 2003.

      If    shareholders    of   MASP   Fund   approve   the
Reorganization  Agreement,  MASP Fund will  deliver  to Main
Street  Fund  substantially  all of its  net  assets  on the
Closing  Date. In exchange,  shareholders  of MASP Fund will receive  Class A, Class B, Class C, Class N and Class Y Main
Street  Fund  shares  that have a value  equal to the dollar value of the assets  delivered  by MASP Fund to Main  Street
Fund.   MASP   Fund  will   then  be   liquidated   and  its
outstanding  shares will be  cancelled.  The stock  transfer books of MASP Fund will  permanently  be closed at the close
of  business  on  the  Valuation   Date.   Only   redemption
requests  received by the  Transfer  Agent in proper form on or before the close of business on the  Valuation  Date will be  fulfilled  by MASP Fund.  Redemption  requests  received after  that  time  will be  considered  requests  to  redeem shares of Main Street Fund.

      Shareholders  of MASP  Fund  who vote  their  Class A,
Class B,  Class C,  Class N and  Class Y shares  in favor of the  Reorganization  will be  electing  in  effect to redeem their  shares  of  MASP  Fund  at  net  asset  value  on the
Valuation  Date,  after MASP Fund  subtracts a cash reserve, and to reinvest  the  proceeds in Class A, Class B, Class C,
Class N and Class Y shares of Main  Street Fund at net asset value.  The cash  reserve is that  amount  retained  by MASP
Fund,  which is deemed  sufficient in the  discretion of the
Board  for the  payment  of the  Fund's  outstanding  debts, taxes and  expenses of  liquidation.  The cash  reserve will consist of  approximately  $42,000 cash. This amount of cash reserve is  reflected in the pro forma  presentation  of net asset value.  Any debts paid out of the cash reserve will be those debts,  taxes or expenses of  liquidation  incurred by the MASP Fund on or before the  Closing  Date.  Main  Street
Fund is not  assuming  any debts of MASP Fund  except  debts
for  unsettled   securities   transactions  and  outstanding
dividend and  redemption  checks.  MASP Fund will  recognize
capital   gains  or  losses   on  any  sales  of   portfolio
securities  made  prior  to the  Reorganization.  The  sales contemplated in the  Reorganization are anticipated to be in the ordinary course of business of MASP Fund's activities.

      Under the  Reorganization  Agreement,  within one year
after the Closing Date,  MASP Fund shall:  (a) either pay or make  provision  for all of its  debts  and  taxes;  and (b)
either  (i)  transfer  any  remaining  amount  of  the  cash reserve to Main Street  Fund,  if such  remaining  amount is not  material  (as defined  below) or (ii)  distribute  such remaining  amount to the  shareholders of MASP Fund who were shareholders  on the Valuation  Date.  The remaining  amount shall  be  deemed  to  be  material  if  the  amount  to  be distributed,  after deducting the estimated  expenses of the distribution,  equals or  exceeds  one cent per share of the number  of MASP Fund  shares  outstanding  on the  Valuation
Date.  In  order  to  qualify  for  this  rebate,  it is not necessary  for a  shareholder  of MASP Fund to  continue  to hold shares of the combined  entity after the Closing  Date.
If the cash reserve is  insufficient  to satisfy any of MASP
Fund's   liabilities,    the   Administrator   will   assume
responsibility  for any such unsatisfied  liability.  Within one year after the  Closing  Date,  MASP Fund will  complete its liquidation.

      Under the Reorganization  Agreement,  either MASP Fund
or  Main  Street  Fund  may   abandon  and   terminate   the
Reorganization  Agreement  for any reason and there shall be no liability for damages or other recourse  available to the other Fund,  provided,  however,  that in the event that one of the Funds  terminates this Agreement  without  reasonable cause, it shall,  upon demand,  reimburse the other Fund for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

      To the extent  permitted  by law,  the Funds may agree
to amend the  Reorganization  Agreement without  shareholder approval.  They may also agree to terminate  and abandon the
Reorganization   at  any  time  before  or,  to  the  extent
permitted  by law,  after the  approval of  shareholders  of
MASP Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing the proxies and this
Prospectus  and Proxy  Statement will be borne by MASP Fund.
Those  printing  costs and mailing costs are estimated to be
$14,686  and $4,772,  respectively.  The Funds will bear the cost of their  respective  tax opinions.  Any documents such
as  existing   prospectuses   or  annual  reports  that  are
included in the proxy mailing or at a shareholder's  request will be a cost of the Fund issuing the  document.  Any other out-of-pocket  expenses  associated with the  Reorganization will be paid by the Funds in the  amounts  incurred by each.
The approximate  cost of the  Reorganization  is $33,738 for
MASP Fund and $14,280 for Main Street Fund.

What are the Tax Consequences of the Reorganization?

      The   Reorganization  is  intended  to  qualify  as  a
tax-free  reorganization  for  federal  income tax  purposes under  Section  368(a)(1)  of the  Internal  Revenue Code of
1986,  as  amended.   Based  on  certain   assumptions   and
representations  received  from  MASP  Fund and Main  Street
Fund,  it is expected to be the opinion of Deloitte & Touche
LLP,  tax advisor to MASP Fund,  that  shareholders  of MASP
Fund will not recognize any gain or loss for federal  income tax  purposes as a result of the  exchange  of their  shares for shares of Main Street  Fund,  and that  shareholders  of
Main  Street Fund will not  recognize  any gain or loss upon receipt of MASP Fund's  assets.  In  addition,  neither Fund is expected  to  recognize a gain or loss as a result of the
Reorganization.   If  this  type  of  tax   opinion  is  not
forthcoming,  by the Closing Date, the Fund may still choose
to   go   forward   with   the    Reorganization,    pending
re-solicitation of shareholders and shareholder approval.

      Immediately  prior to the  Valuation  Date,  MASP Fund
will  pay  a   dividend   which  will  have  the  effect  of
distributing to MASP Fund's  shareholders all of MASP Fund's net  investment  company  taxable  income for taxable  years ending on or prior to the  Closing  Date  (computed  without regard to any deduction  for dividends  paid) and all of its net capital gains, if any,  realized in taxable years ending on or prior to the  Closing  Date (after  reduction  for any available capital loss  carry-forward).  Such dividends will
be   included   in  the   taxable   income  of  MASP  Fund's
shareholders   as   ordinary   income  and   capital   gain,
respectively.

      You will continue to be  responsible  for tracking the
purchase  cost and holding  period of your shares and should consult your tax advisor  regarding  the effect,  if any, of
the    Reorganization    in   light   of   your   individual
circumstances.  You should also  consult your tax advisor as to state and local and other tax  consequences,  if any,  of the  Reorganization  because this discussion only relates to federal income tax consequences.

What  should I know about Class A, Class B, Class C, Class N and Class Y shares of each Fund?

      The   rights  of   shareholders   of  both  Funds  are
substantially  the same.  Main Street Fund is organized as a
Maryland  Corporation  and  MASP  Fund  is  organized  as  a
Massachusetts    business    trust.    The    Articles    of
Incorporation/Declarations   of  Trust   and   By-Laws   are
substantially  similar with respect to voting rights for the election  of  Directors/Trustees,  and rights  for  mergers,
liquidations    and    distributions,    and    redemptions.
Shareholders  of Main Street  Fund have  voting  rights that
are   greater   on   certain    significant   matters   that
shareholders  of MASP  Fund do not have.  Class A,  Class B,
Class C,  Class N and  Class Y shares  of Main  Street  Fund will be  distributed  to  shareholders  of Class A, Class B,
Class  C,   Class  N  and  Class  Y  shares  of  MASP  Fund,
respectively,  in connection with the  Reorganization.  Each share  will be fully  paid and  nonassessable  when  issued, will have no  preemptive  or  conversion  rights and will be transferable  on the books of Main Street Fund.  MASP Fund's
Declaration  of Trust  contains  an  express  disclaimer  of shareholder  or  Director/Trustee  liability  for the Fund's
obligations,    and   provides   for   indemnification   and
reimbursement  of  expenses  out of  its  property  for  any shareholder  held  personally  liable  for its  obligations.
The  Articles  of  Incorporation  of Main Street Fund has no
similar  provision   because   shareholders  of  a  Maryland
corporation,   as  such,  have  no  similar   liability  for
corporate  obligations.   Neither  Fund  permits  cumulative
voting.  The  shares of Main  Street  Fund will be  recorded electronically in each  shareholder's  account.  Main Street
Fund  will  then send a  confirmation  to each  shareholder.
Shareholders   of  Class  A  shares  of  MASP  Fund  holding
certificates  representing their shares will not be required to  surrender  their  certificates  in  connection  with the
Reorganization.  However,  former  Class A  shareholders  of
MASP Fund whose shares are represented by outstanding  share certificates  will not be  allowed to  redeem,  transfer  or pledge  shares  of Main  Street  Fund  they  receive  in the
Reorganization  until  the  certificates  for the  exchanged
MASP  Fund  have  been  returned  to  the  Transfer   Agent.
Shareholders  of  Class  B,  Class  C,  Class N and  Class Y
shares  of MASP Fund do not have  certificates  representing their shares.  Their shares will be cancelled.

      Like MASP Fund,  Main Street  Fund does not  routinely
hold annual shareholder meetings.

      COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This  section  describes  key  investment  policies of
MASP  Fund and Main  Street  Fund,  and  certain  noteworthy differences  between the investment  objectives and policies of  the  two  Funds.  For a  complete  description  of  Main
Street Fund's investment  policies and risks,  please review its  prospectus  and  Statement  of  Additional  Information dated  October 23,  2002,  as  supplemented  April 30, 2003.
That  prospectus  is attached to this  Prospectus  and Proxy
Statement  as an  enclosure  and is  incorporated  herein by reference.

Are   there  any   significant   differences   between   the
investment objectives and strategies of the Funds?

      In considering  whether to approve the Reorganization,
shareholders  of MASP Fund should  consider the  differences in investment  objectives,  policies and risks of the Funds.
Additional  information  about  both  Funds is set  forth in their  respective  Statements of Additional  Information and
Annual  Reports,  which may be obtained  upon request to the
Transfer  Agent.  See  "Information  about  MASP  Fund"  and
"Information about Main Street Fund."

      MASP Fund and Main  Street  Fund under  normal  market
conditions   invest  their  assets  in  similar  ways.  MASP
Fund's  investment   objective  is  to  seek  to  match  the
performance  of the S&P 500  Index as  closely  as  possible before  the  deduction  of Fund  expenses,  and it may  also invest in  securities  not included in the S&P 500 Index and
derivative    securities   to   attempt   to    economically
approximate   the  S&P  500  Index.   Main   Street   Fund's
investment  objective is to seek high total return,  but its investment objective allows for more investment  flexibility across  different  capitalization  ranges.  The Fund invests mainly  in  common  stocks of U.S.  companies  of  different
capitalization   ranges,   presently   focusing   on   large
capitalization  issuers.  It can buy debt  securities,  such as bonds and  debentures,  but does not currently  emphasize these  investments.  This is  further  explained  in "How Do the Investment Policies of the Funds Compare?" below.

What are the Main Risks  Associated  with an  Investment  in the Funds?

      Like all  investments,  an  investment  in both of the
Funds  involves  risk.  There is no  assurance  that  either
Fund will meet its  investment  objective.  The  achievement
of  the  Funds'  goals   depends  upon  market   conditions,
generally,  and on the portfolio  manager's  analytical  and portfolio  management  skills.  The  risks  described  below collectively  form the risk  profiles of the Funds,  and can affect  the  value  of the  Funds'  investments,  investment performance  and prices  per  share.  There is also the risk that  poor  securities  selection  by  the  Manager  or  the
Advisor  will  cause  the  respective  Fund to  underperform other  funds  having a similar  objective.  These risks mean that you can lose money by investing  in either  Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Although  Main  Street Fund  currently  focuses on the
stocks of large-capitalization  issuers, the Fund can invest in the stocks of U.S. companies of different  capitalization ranges. In contrast,  through its  master/feeder  structure,
MASP Fund  invests all of its assets in the Master Fund that has the same  goals as the Fund.  All  investments  are made by the Master Fund.  MASP Fund  invests,  through the Master
Fund,  mainly  in the 500  stocks  that  make up the S&P 500
Index.  Furthermore,  MASP Fund invests in all 500 stocks in the S&P 500 Index in roughly the same  proportions  as their weightings  in the S&P 500 Index.  In  selecting  securities for Main Street Fund, Main Street Fund's portfolio  managers
use  an  investment   process  that  combines   quantitative
models,  fundamental  research about  particular  securities and individual  judgment.  In contrast,  MASP Fund employs a passive  approach to  investing  and does not attempt to buy or sell  securities  based on economic,  financial or market analysis.

      Main  Street Fund  attempts to reduce its  exposure to
market risks by diversifying  its  investments,  that is, by not  holding  a  substantial  amount  of  stock  of any  one company and by not  investing  too great a percentage of the
Fund's  assets in any one company.  In  contrast,  MASP Fund is  non-diversified,  as discussed  below.  Main Street Fund cannot  invest 25% or more of its total assets in securities of issuers in any particular industry.  Similarly, MASP Fund
cannot   invest  more  than  25%  of  its  total  assets  in
securities of issuers in any particular  industry.  However, in  replicating  the  weighting of a particular  industry in
S&P 500  Index,  MASP Fund may  invest  more than 25% of its total assets in securities of issues in that industry.

      Risks     of     Non-Diversification.      MASP     is
"non-diversified."  That means that  compared  to funds that are  diversified,  MASP Fund can invest a greater portion of its net assets in the securities of one issuer,  such as the
Master  Fund.  As  such,  MASP  Fund  is  vulnerable  to the effects  of  economic  changes  that  affect  shares  of the
Master Fund.  In contrast,  Main Street Fund is  diversified and is not subject to risks of non-diversification.

      Illiquid and Restricted  Securities.  Both Funds limit
the  amount of  assets  that they  invest  in  illiquid  and restricted  securities.  Main  Street  Fund will not  invest more than 10% (the Board can increase  that limit to 15%) of its net assets in  illiquid  or  restricted  securities  and
MASP Fund will not  invest  more than 15% of its net  assets in illiquid or  restricted  securities.  Investments  may be illiquid  because they do not have an active trading market, making  it  difficult  to  value  them  or  dispose  of them promptly at an acceptable  price.  A restricted  security is one that has a  contractual  restriction  on its  resale  or which cannot be sold publicly  until it is registered  under the Securities Act of 1933.  Certain  restricted  securities that are  eligible  for  resale to  qualified  institutional
purchasers   may  not  be  subject  to  those  limits.   The
respective  Manager or Adviser monitors holdings of illiquid securities on an ongoing basis to determine  whether to sell any holdings to maintain adequate liquidity.

      Foreign  Investing.  Both  Funds  can  invest  without
limit in  foreign  securities.  However,  Main  Street  Fund currently  does not plan to invest  significant  amounts  of its assets in foreign  securities.  While foreign securities
may  offer  special  investment   opportunities,   they  are
subject  to special  risks that can reduce the Funds'  share prices  and  returns.  For  example,  one  of the  risks  of investing in foreign  securities  is the effects of a change in value of a  foreign  currency  against  the U.S.  dollar, which will  result in a change in the U.S.  dollar  value of securities denominated in that foreign currency.

      Special  Risks of  Emerging  Markets.  Both  Funds can
invest  in  emerging   market   securities.   Securities  in
emerging and developing  markets  present risks not found in more mature  markets.  Emerging and  developing  markets may also offer special  opportunities  for growth  investing but have  greater  risks than more  developed  foreign  markets, such as those in Europe, Canada,  Australia, New Zealand and
Japan.  There  may be less  liquidity  in  their  securities
markets,   and   settlements   of  purchases  and  sales  of
securities  may be subject to  additional  delays.  They are subject to greater risks of limitations on the  repatriation of income  and  profits  because  of  currency  restrictions imposed by local  governments.  Those  countries may also be subject  to the  risk  of  greater  political  and  economic instability,  which can  greatly  affect the  volatility  of prices  of  securities  in  those  countries.  Economies  of developing  countries  may be more  dependent on  relatively few  industries  that may be highly  vulnerable to local and
global    changes.    These    investments   may   be   very
speculative.

      Derivative  Investments.  Both  Funds can  invest in a
number  of  different  kinds  of  "derivative"  investments,
although   neither  Fund  is  required  to  use   derivative
investments  in seeking its  objective.  In general terms, a derivative  investment is an investment contract whose value depends on (or is derived  from) the value of an  underlying asset, interest rate or index.  Options,  futures contracts, structure  notes  such  as  indexed  securities  or  inverse securities,  collateralized  mortgage  obligations  ("CMOs")
and hedging  instruments are "derivative  instruments"  Main
Street  Fund can use.  Options  and  futures  contracts  and short  sales  in  connection  therewith  may  be  considered derivative  investments  for MASP  Fund  used to link to the performance  of the S&P 500  Index.  MASP  Fund may also use
anticipatory   hedging   and   options   and   futures   for
liquidity.  Main  Street  Fund  might use  other  derivative investments  because they offer the  potential for increased income and principal value.

      Derivatives   have   risks.   If  the  issuer  of  the
derivative  does not pay the amount due,  the Funds can lose
money  on  the  investment.   The  underlying   security  or
investment  on  which  the  derivative  is  based,  and  the derivative itself,  might not perform the way the Manager of
Main  Street  Fund and the  Adviser  expected it to perform.
As a result of these  risks,  both Funds could  realize less principal  or income from the  investment  than  expected or their  hedge might be  unsuccessful.  If that  happens,  the
Funds'   share  prices   could  fall.   Certain   derivative
investments held by the Funds may be illiquid.

      For  both  Funds,  certain  types  of  investments  or
trading  strategies (such as borrowing money to increase the amount of  investment)  may be  subject  to  leverage  risk.
This means a relatively  small market movement may result in large  changes  in  the  value  of  an  investment.  Certain investments or trading  strategies that involve leverage can result in losses that greatly  exceed the amount  originally invested.  Derivatives  may be  difficult or  impossible  to sell at the time that the seller  would like or at the price that the seller believes the security is currently worth.

      Hedging.   Both   Funds  can  buy  and  sell   futures
contracts and put and call options  although neither Fund is required to use hedging  instruments  to seek its objective.
Main Street Fund may also enter into forward  contracts  and options on futures  and  securities  indices.  These are all
referred  to  as  "hedging   instruments."  The  Funds  have
limits  on  their  use  of  hedging  and  types  of  hedging instruments  that  can be  used,  and do not  use  them  for speculative purposes.

      Only MASP Fund may use  derivatives  for  anticipatory
hedging.  Anticipatory  hedging is a  strategy  in which the
Fund uses a  derivative  to offset the risk that  securities in which the Fund  intends to invest will  increase in value
before  the  Fund  has  an   opportunity   to  purchase  the
securities.  The Fund will use derivatives for  anticipatory hedging  in  order  to  gain  exposure  efficiently  to  its underlying  indices or market segments in the event the Fund
receives  cash  inflows.   Derivatives  may  not  always  be
available  or  cost  efficient.   If  the  Fund  invests  in
derivatives,  the  investments  may not be as effective as a hedge against price movements.

      Some of these  strategies  could be used to hedge  the
Funds' portfolio against price  fluctuations.  Other hedging strategies,  such as buying futures and call options,  could increase  the  Funds'  exposure  to the  securities  market.
Forward  contracts  can be  used  to try to  manage  foreign currency risks on Main Street Fund's foreign investments.

      There are also  special  risks in  particular  hedging
strategies.   Options   trading   involves  the  payment  of
premiums,  has  special  tax  effects  on the  Funds and can increase  portfolio  turnover.  If the Adviser for MASP Fund
and  the   Manager  for  Main  Street  Fund  use  a  hedging
instrument  at the wrong  time or judged  market  conditions incorrectly,  the hedge  might fail and the  strategy  could reduce the Funds' return.  Both Funds could also  experience losses if the prices of their futures and options  positions are not correlated  with their other  investments or if they could  not  close  out a  position  because  of an  illiquid market.

      Portfolio  Turnover.  Main  Street  Fund can engage in
active and  frequent  trading to achieve its  objective  and may have a high turnover rate (for example,  over 100%).  In contrast,  because  MASP Fund  employs a passive  investment approach,  it is anticipated that its portfolio turnover and trading costs will be lower than  "actively"  managed funds.
"Portfolio  turnover"  describes  the  rate at  which a fund traded  its  portfolio  securities  during  its last  fiscal
year.   Increased  portfolio  turnover  increases  brokerage
costs the Fund pays. If either Fund  realizes  capital gains when it sells its portfolio  investments,  generally it must
pay   out   those   gains   to   shareholders,    increasing
non-retirement  plan or  non-IRA  or  non-education  savings account shareholders' taxable distributions.

      Investing  in  Small,   Unseasoned   Companies.   Main
Street Fund can invest in  securities  of small,  unseasoned companies.  In contrast,  MASP Fund does not invest in these types of  securities.  Main Street Fund,  however,  does not intend  to invest  more  than 5% of its net  assets in those securities.  Small,  unseasoned  companies that have been in operation  for less than  three  (3)  years,  including  the
operations   of  any   predecessors.   Securities  of  these
companies  may be subject  to  volatility  in their  prices.
They may have a limited trading market,  which may adversely affect the Fund's  ability to dispose of them and can reduce the  price  the  Funds  might be able to  obtain  for  them.
Other  investors  that  own a  security  issued  by a small, unseasoned  issuer  for  which  there is  limited  liquidity might  trade the  security  when the Fund is  attempting  to dispose  of its  holdings  of that  security.  In that case, the Fund might  receive a lower price for its holdings  than might  otherwise  be  obtained.  These are more  speculative securities  and can  increase the Fund's  overall  portfolio risks.

      Repurchase   Agreements.   Both   Funds  can   acquire
securities  subject to  repurchase  agreements.  Main Street
Fund will not enter in a  repurchase  agreement  that causes more than 10% of its net assets to be subject to  repurchase agreements  having a  maturity  beyond  seven (7)  days.  As such,  repurchase  agreements having a maturity beyond seven days are  subject to the Funds'  limits on holding  illiquid investments.  MASP Fund may not invest  more than 15% of its net assets in  repurchase  agreements  maturing in more than
seven   (7)   days   together   with  all   other   illiquid
investments.  There is no limit on the  amount of the Funds'
net  assets  that may be subject  to  repurchase  agreements having maturities of seven days or less.

      In a repurchase transaction,  the Funds buy a security
from, and  simultaneously  resell it to, an approved  vendor for  delivery  on an  agreed-upon  future  date.  The resale price exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective  for  the  period
during  which  the   repurchase   agreement  is  in  effect.
Approved  vendors  include  U.S.   commercial   banks,  U.S.
branches of foreign banks, or broker-dealers  that have been designated  as  primary  dealers in  government  securities.
They  must  meet  credit  requirements  set by  Main  Street
Fund's  Manager,  and  MASP  Fund's  Adviser,  from  time to time.  The  majority of these  transactions  run from day to day, and delivery  pursuant to the resale  typically  occurs within one to five days of the purchase.

      Loans of  Portfolio  Securities.  Both  Funds can lend
their  portfolio  securities  to certain  types of  eligible borrowers  approved  by the Board of each Fund to raise cash for liquidity  purposes.  For Main Street Fund,  these loans are limited to not more than 25% of the Fund's  total assets and for  MASP  Fund,  not  more  than 33 1/3% of the  Fund's total  assets.  Main Street Fund  currently  does not intend to engage in loans of  securities.  MASP Fund may  engage in loans of  securities,  but if it does so such loans will not likely exceed 5% of its total assets.

      There are some  risks in  connection  with  securities
lending.  The Funds must receive  collateral  for loans.  As a result,  the Funds might  experience  a delay in receiving additional  collateral  to  secure  a loan,  or a  delay  in
recovery   of  the  loaned   securities   if  the   borrower
defaults.

      When the Funds lend  securities,  they receive amounts
equal to the  dividends  or interest  on loaned  securities.
They also receive one or more of (a)  negotiated  loan fees,
(b)  interest  on  securities  used as  collateral,  and (c)
interest on any short-term  debt  securities  purchased with such loan  collateral.  Any of these types of  interest  may be  shared  with  the  borrower.  The  Funds  may  also  pay reasonable  finder's,  custodian and administrative  fees in connection  with these loans.  The terms of the Funds' loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities on five (5) days'  notice  or in time to vote on any  important matter.

      Temporary  Defensive  and  Interim  Investments.  Only
Main Street Fund engages in temporary  defensive and interim
investments.   In  times  of  adverse  or  unstable  market,
economic  or  political  conditions,  Main  Street  Fund can invest  up to  100% of its  assets  in  temporary  defensive investments that are inconsistent  with the Fund's principal
investment   strategies.   These   would  be  money   market
instruments,   U.S.  government   securities,   highly-rated
commercial paper, or repurchase  agreements.  The Fund might also hold these types of securities  pending the  investment of  proceeds  from the sale of Fund's  shares  or  portfolio securities  or  to  meet  anticipated  redemptions  of  Fund
shares.   To  the   extent   the  Fund   invests   in  these
securities, it might not achieve its investment objective.

What  are the  fundamental  investment  restrictions  of the
Funds?

      Both  MASP  Fund and Main  Street  Fund  have  certain
investment   restrictions  that  are  fundamental  policies,
changeable  only  by  shareholder   approval.   Main  Street
Fund's  investment  objective is a fundamental  policy while
MASP  Fund's  investment   objective  is  a  non-fundamental
policy.  As such,  MASP Fund's  investment  objective may be changed  by the Board with 60 days  notice to  shareholders,
but   without   shareholder   approval.   Except  for  those
investment    restrictions   identified   as   such   below,
generally,  the investment  restrictions are similar between the Funds.

      |_|   Unlike  MASP  Fund,  Main  Street  Fund  is  a
         diversified  fund.  As  such,  Main  Street  Fund
         can not buy  securities  issued or  guaranteed by
         any  one  issuer  if more  than  5% of its  total
         assets  would be invested in  securities  of that
         issuer  or if it would  then own more than 10% of
         that    issuer's    voting    securities.    That
         restriction  applies to 75% of the  Fund's  total
         assets.  The limit  does not apply to  securities
         issued  by  the  U.S.  government  or  any of its
         agencies or  instrumentalities  or  securities of
         other investment companies.
      |_|   Neither    Fund   can   invest   in   physical
         commodities  or  physical  commodity   contracts.
         However,  the  Funds  can  buy and  sell  hedging
         instruments  to the  extent  specified  in  their
         Prospectuses   and   Statements   of   Additional
         Information   from  time  to  time.  Main  Street
         Fund  can also  buy and  sell  options,  futures,
         securities  or other  instruments  backed  by, or
         the  investment  return from which,  is linked to
         changes in the price of, physical commodities.
      |_|   Neither  Fund can  make  loans,  except  under
         certain  circumstances.  Main  Street Fund cannot
         make  loans   except  (a)   through   lending  of
         securities,  (b)  through  the  purchase  of debt
         instruments,   loan   participations  or  similar
         evidences   of   indebtedness,   (c)  through  an
         inter-fund    lending    program    with    other
         affiliated  funds,  and  (d)  through  repurchase
         agreements.  MASP  Fund  may not  make  loans  to
         other  persons,  except that the  acquisition  of
         bonds,   debentures  or  other   corporate   debt
         securities    and    investment   in   government
         obligations,   commercial   paper,   pass-through
         instruments,  certificates  of deposit,  bankers'
         acceptances,   repurchase   agreements   or   any
         similar  instruments  shall  not be  deemed to be
         the  making of a loan,  and except  further  that
         the  Fund  may  lend  its  portfolio  securities,
         provided    that   the   lending   of   portfolio
         securities  may be made only in  accordance  with
         applicable  law and the  guidelines  set forth in
         the Fund's Registration  Statement,  as it may be
         amended from time to time.
      |_|   Neither  Fund  can  concentrate   investments.
         As such,  Main Street  Fund cannot  invest 25% or
         more and MASP Fund  cannot  invest  more than 25%
         of their  total  assets in  companies  in any one
         industry  (excluding   investments  in  the  U.S.
         Government      and     its      agencies     and
         instrumentalities).    For    MASP    Fund,    in
         replicating   the   weighting   of  a  particular
         industry  in  its  target  index,  the  Fund  may
         invest  more  than  25% of its  total  assets  in
         securities  of issuers in that  industry when the
         assets  of  companies   included  in  the  target
         index  that are in the  industry  represent  more
         than 25% of the  total  assets  of all  companies
         included in the index.
      |-|
         Neither Fund can  underwrite  securities of other
         companies.  A  permitted  exception  is  in  case
         they are  deemed  to be  underwriters  under  the
         Securities   Act  of  1933  when   reselling  any
         securities held in their own portfolio.
      |_|   Neither  Fund can invest in real  estate or in
         interests in real estate.
         Both Funds may purchase  securities  of companies
         holding real estate or interests in real estate.
      |_|   Neither  Fund can issue  "senior  securities".
         However,  that  restriction does not prohibit the
         Funds  from   borrowing   money  subject  to  the
         provisions  set  forth  in  their  Statements  of
         Additional  Information,  or from  entering  into
         margin,   collateral   or   escrow   arrangements
         permitted by their other investment policies.
|_|   Neither  Fund can borrow money in excess of 33 1/3% of
         the  value  of  its  total  assets.  Main  Street
         Fund  may   borrow   only   from   banks   and/or
         affiliated  investment  companies.   Furthermore,
         Main   Street   Fund  can   borrow   only  if  it
         maintains  a 300%  ratio of assets to  borrowings
         at all  times  in the  manner  set  forth  in the
         Investment  Company  Act.  MASP  Fund may  borrow
         only  from  banks  and  (i) may  borrow  up to an
         additional  5% of its total assets for  temporary
         purposes  (ii) may obtain  such short term credit
         as  may  be  necessary   for  the   clearance  of
         purchases and sales of portfolio  securities  and
         (iii) may  purchase  securities  on margin to the
         extent permitted by applicable law.
|_|   MASP Fund cannot  invest in the  securities  issued by
         any  company   for  the  purpose  of   exercising
         control or management of that company.

How do the Account  Features  and  Shareholder  Services for
the Funds Compare?

   Investment  Management - Pursuant to the Main Street Fund
Advisory  Agreement,  the  Manager  acts  as the  investment advisor for Main Street  Fund.  MASP Fund invests all of its assets in shares of a Master  Fund.  Accordingly,  MASP Fund does not invest  directly in  portfolio  securities  and all portfolio  management  occurs  at the  level  of the  Master
Fund.  The  Master  Fund  has  entered  into  an  investment management  agreement  with  Fund  Asset  Management,  L.P., doing business as Mercury Advisors,  as Adviser (the "Master
Fund  Advisory  Agreement").  Under  the  Main  Street  Fund
Advisory  Agreement and the Master Fund Advisory  Agreement,
the  Manager or Adviser is  authorized  and  directed to (i)
regularly provide  investment advice and  recommendations to
each  Fund  with   respect   to  the   Fund's   investments,
investment  policies and the purchase and sale of securities and  other  investments;  (ii)  supervise  and  monitor  the investment  program of each Fund and the  composition of its
portfolio   to   determine   what   securities   and   other
investments  shall be  purchased  or sold by the  Fund;  and
(iii)  arrange  for the  purchase  of  securities  and other investments  for each  Fund and the sale of  securities  and other investments held in the portfolio of the Fund.

      The  Administrator  has entered into an Administration
Agreement with MASP Fund ("Administration  Agreement").  The
Main Street Fund Advisory  Agreement and the  Administration
Agreement    state   that   the   Manager    will    provide
administrative  services for the respective Fund,  including compilation  and  maintenance  of records,  preparation  and
filing  of  reports   required   by  the  SEC,   reports  to
shareholders,   and  composition  of  proxy  statements  and
registration   statements  required  by  Federal  and  state
securities   laws.   The   administrative   services  to  be
provided by the Manager  under the advisory  agreement  will be at its own expense.  Under the  Administration  Agreement
MASP Fund pays an  Administration  Fee to the  Administrator of 0.50% of average annual net assets of the Fund.

      The  Adviser  has  entered  into a  sub-administration
agreement   ("Sub-administration    Agreement")   with   the
Administrator.  Under the Sub-administration  agreement, the
Adviser  maintains  certain  books and records and  prepares certain reports on behalf of MASP Fund.

      Expenses not  expressly  assumed by the Manager  under
the  advisory  agreement  or by the  Distributor  under  the
General  Distributor's  Agreement are paid by the Fund.  The advisory  agreement  lists  examples of expenses paid by the
Fund,  the major  categories  of which  relate to  interest, taxes,  brokerage  commissions,  fees to  certain  Trustees, legal and  audit  expenses,  custodian  and  transfer  agent
expenses,   share  issuance  costs,   certain  printing  and
registration  costs and  non-recurring  expenses,  including litigation costs.

      Main  Street  Fund's  Advisory   Agreement   generally
provides  that in the  absence of willful  misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard of its  obligations and duties under the advisory  agreement,  the Manager is not liable for any loss sustained  by reason of good faith  errors or  omissions  in connection  with  any  matters  to  which  the  agreement(s)
relate.   The  agreements  permit  the  Manager  to  act  as
investment   advisor   for  any   other   person,   firm  or
corporation.  Pursuant  to the  agreement,  the  Manager  is permitted to use the name  "Oppenheimer"  in connection with
other   investment   companies  for  which  it  may  act  as
investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor  to Main  Street
Fund,  the Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

      The    Administrator/Manager    is    controlled    by
Oppenheimer  Acquisition  Corp., a holding  company owned in part by senior  officers  of the  Administrator/Manager  and
ultimately   controlled   by   Massachusetts   Mutual   Life
Insurance  Company,  a mutual life  insurance  company  that also advises  pension plans and  investment  companies.  The
Manager has been an  investment  advisor since January 1960.
The   Manager   (and   its   subsidiaries   and   controlled
affiliates)  managed  more than $130 billion in assets as of
June 30, 2003,  including other  Oppenheimer funds with more
than  7  million  shareholder   accounts.   The  Manager  is
located at 498 Seventh Avenue,  New York 10018.  The Adviser is  organized  as a limited  partnership,  the  partners  of which are Merrill  Lynch & Co.,  Inc., a financial  services
holding   company  and  the  parent  of  Merrill  Lynch  and
Princeton  Services,  Inc.  Merrill  Lynch & Co.,  Inc.  and
Princeton Services are "controlling  persons" of the Adviser as  defined  under the  Investment  Company  Act  because of their ownership of its voting  securities and their power to exercise a  controlling  influence  over its  management  or policies.  OppenheimerFunds  Services,  a  division  of  the
Manager,  acts as transfer and  shareholder  servicing agent and is paid an annual per  account  fee by each of MASP Fund and Main Street  Fund and by certain  other  open-end  funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General   Distributor's
Agreements,  the Distributor  acts as principal  underwriter in a  continuous  public  offering  of shares of both Funds, but is not  obligated  to sell a specific  number of shares.
Expenses   normally   attributable   to   sales,   including
advertising   and  the   cost  of   printing   and   mailing
prospectuses   other  than  those   furnished   to  existing
shareholders,  are  borne  by the  Distributor,  except  for those for which the  Distributor  is paid under each  Fund's
Rule 12b-1 Distribution and Service Plan described below.

      Both Funds have adopted a Service  Plan and  Agreement
under Rule  12b-1 of the  Investment  Company  Act for their
Class  A  shares.   The  Service   Plan   provides  for  the
reimbursement  to the Distributor for a portion of its costs
incurred  in  connection  with  the  personal   service  and
maintenance  of  accounts  that  hold  Class A shares of the respective  Funds.  Under the Service  Plans,  reimbursement is made  quarterly  at an annual  rate  that may not  exceed
0.25% of the average  annual net assets of Class A shares of the respective  Funds.  The  Distributor  currently uses all of those  fees to  compensate  dealers,  brokers,  banks and
other   financial   institutions   quarterly  for  providing
personal  service  and  maintenance  of  accounts  of  their customers that hold Class A shares of the respective Funds.

      Both  Funds  have  adopted  Distribution  and  Service
Plans and  Agreements  under  Rule  12b-1 of the  Investment
Company  Act for Class B, Class C and Class N shares.  These plans  compensate the Distributor for its services and costs in connection with the  distribution of Class B, Class C and
Class N shares and the personal  service and  maintenance of shareholder  accounts.  Under each Class B and Class C Plan, the Funds  pay the  Distributor  a service  fee at an annual
rate  of  0.25%  of   average   annual  net  assets  and  an
asset-based  sales  charge  at an  annual  rate of  0.75% of average  annual net  assets.  Under  each Class N Plan,  the
Funds pay the  Distributor  a service  fee at an annual rate of 0.25% of average  annual  net  assets and an  asset-based sales  charge at an annual  rate of 0.25% of average  annual net  assets.  All fee  amounts  are  computed on the average annual  net assets of the class  determined  as of the close of each regular  business day of each Fund. The  Distributor uses  all of the  service  fees to  compensate  dealers  for providing  personal  services and maintenance of accounts of their  customers that hold shares of the Funds.  The Class B and Class N  asset-based  sales  charge is  retained  by the
Distributor.  After the first year,  the Class C asset-based sales  charge  is paid to the  broker-dealer  as an  ongoing concession for shares that have been  outstanding for a year or more.  The terms of the  Funds'  respective  Distribution and Service Plans are substantially similar.

      Purchases  and  Redemptions  - Both  Funds are part of
the  OppenheimerFunds  family  of  mutual  funds.  Shares of
MASP Fund are  offered  for sale only to  retirement  plans.
The procedures for purchases,  exchanges and  redemptions of shares of the Funds are nearly identical;  however, for MASP
Fund,   not  only  can  shares  be   redeemed  by  mail  and
telephone,  buy by wire as well.  Shares of either  Fund may
be  exchanged   for  shares  of  the  same  class  of  other
Oppenheimer    funds   offering   such   shares.    Exchange
privileges  are subject to amendment or  termination  at any time.

      Both  Funds  have  the  same  initial  and  subsequent
minimum  investment  amounts  for the  purchase  of  shares.
These amounts are $1,000 and $50,  respectively.  Both Funds have a  maximum  initial  sales  charge  of 5.75% on Class A shares  for  purchases  of  less  than  $25,000.  The  sales charge of 5.75% is reduced for  purchases  of Class A shares of $25,000 or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial  sales  charge.  Class
B shares  of the Funds are sold  without a  front-end  sales charge but investors  will pay an annual  asset-based  sales charge.  If  investors  sell their  shares  within six years from the beginning of the calendar month of their  purchase, they will  normally  pay a CDSC.  The CDSC  begins at 5% for shares  redeemed in the first year and declines to 1% in the sixth  year and is  eliminated  after  that.  Class C shares may be  purchased  without  an  initial  sales  charge,  but investors will pay an annual  asset-based sales charge,  and if redeemed  within 12 months of buying  them,  a CDSC of 1%
will be  deducted  from  the  redemption  proceeds.  Class N shares  (available  only through certain  retirement  plans)
are  purchased   without  an  initial   sales  charge,   but
investors will pay an annual  asset-based sales charge,  and if redeemed within 18 months of the retirement  plan's first purchase of Class N shares, a CDSC of 1% may be deducted.

      Class A,  Class B, Class C, Class N and Class Y shares
of Main Street Fund received in the  Reorganization  will be issued at net asset  value,  without a sales  charge  and no
CDSC will be imposed on any MASP Fund shares  exchanged  for
Main Street  Fund shares as a result of the  Reorganization.
However,  any CDSC that  applies  to MASP Fund  shares as of the date of the  exchange  will  carry  over to Main  Street
Fund shares received in the Reorganization.

      Shareholder  Services - Unless otherwise  noted,  both
Funds  also  offer the  following  privileges:  (i) Right of
Accumulation,  (ii) Letter of Intent,  (iii) reinvestment of dividends  and  distributions  at net asset value,  (iv) net asset value  purchases by certain  individuals and entities,
(v)  Asset  Builder  (automatic  investment  )  Plans,  (vi)
Automatic  Withdrawal  and Exchange  Plans for  shareholders who own shares of the Funds valued at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other  funds at net asset value,  (ix) telephone and Internet  redemption and exchange  privileges,  and (x) for MASP Fund only,  wire redemptions  of  fund  shares  (for  a  fee).  All  of  such
services  and   privileges   are  subject  to  amendment  or
termination  at any time and are subject to the terms of the
Funds' respective prospectuses.

      Dividends  and  Distributions  -  Both  Funds  declare
dividends  separately  for  each  class of  shares  from net
investment   income  on  an  annual   basis  and  pay  those
dividends to  shareholders in December on a date selected by the  Board  of each  Fund.  Dividends  paid  on  Class A and
Class Y shares will  generally be higher than  dividends for
Class B,  Class C and  Class N shares  which  normally  have higher  expenses  than  Class  A and  Class Y  shares.  Both
Funds  have no fixed  dividend  rates  and  there  can be no guarantee  that  either  fund  will  pay  any  dividends  or distributions.

      Either Fund may realize  capital  gains on the sale of
portfolio   securities.   If  either   does,   it  may  make
distributions   out  of  any  net  short-term  or  long-term
capital  gains in December of each year.  The Funds may make supplemental  distributions  of dividends  and capital gains following the end of their fiscal years.

                     VOTING INFORMATION

How many votes are necessary to approve the Reorganization
Agreement?

      The  affirmative  vote of the holders of a majority of
the  outstanding   voting  securities  (as  defined  in  the
Investment   Company   Act)  of  MASP  Fund  voting  in  the
aggregate  and not by  class is  necessary  to  approve  the
Reorganization  Agreement and the transactions  contemplated thereby.  As  defined in the  Investment  Company  Act,  the vote of a majority of the outstanding  shares means the vote of  (1)  67% or  more  of  MASP  Fund's  outstanding  shares present at a meeting if the  holders of more than 50% of the outstanding  shares of the Fund are  present or  represented by  proxy;  or (2) more than 50% of the  Fund's  outstanding
shares,   whichever  is  less.  Each   shareholder  will  be
entitled to one vote for each full share,  and a  fractional vote for each  fractional  share  of MASP  Fund  held on the
Record  Date.  If  sufficient  votes to approve the proposal are not  received  by the date of the  Meeting,  the Meeting
may  be  adjourned  to  permit   further   solicitation   of
proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy
(whether  or not  sufficient  to  constitute  a quorum)  may adjourn  the  Meeting  to  permit  further  solicitation  of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:

o     By mail, with the enclosed proxy card
o     In person at the Meeting
o     By telephone (please see the insert for instructions)

      A proxy card is, in essence,  a ballot.  If you simply
sign and date the  proxy  but give no  voting  instructions, your  shares  will be voted  in favor of the  Reorganization
Agreement.

      Votes   may   also   be   recorded    by    telephone.
Shareholders  must enter a unique  control  number  found on their  respective  proxy  ballots  before  providing  voting instructions by telephone.  After a shareholder provides his or her  voting  instructions,  those  instructions  are read back to the  shareholder  and the  shareholder  must confirm his or her  voting  instructions  before  disconnecting  the telephone  call.  The voting  procedures  used in connection
with   telephone   voting   are   designed   to   reasonably
authenticate  the  identity  of   shareholders,   to  permit
shareholders  to  authorize  the  voting of their  shares in accordance  with  their  instructions  and to  confirm  that their instructions have been properly recorded.

Can I revoke my proxy?

      Yes.  You may revoke  your proxy at any time before it
is voted by (i)  writing  to the  Secretary  of MASP Fund at
6803  South  Tucson  Way,  Centennial,  Colorado  80112  (if
received  in time to be  acted  upon);  (ii)  attending  the
Meeting  and  voting  in  person;   or  (iii)   signing  and
returning a  later-dated  proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees of MASP Fund does not intend to
bring any  matters  before  the  meeting  other  than  those described  in  this  proxy.  It is not  aware  of any  other matters to be brought  before the Meeting by others.  If any other  matters  legally come before the  Meeting,  the proxy ballots confer discretionary  authority with respect to such matters,  and it is the  intention  of the persons  named as attorneys-in-fact  to vote proxies in accordance  with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of  record  of MASP Fund at the close of
business  on July  29,  2003  (the  "record  date")  will be entitled to vote at the  Meeting.  On July 29,  2003,  there
were   5,621,539.32   outstanding   shares  of  MASP   Fund,
consisting  of  1,218,872.163  Class A  shares,  927,422.796
Class B shares,  1,036,603.900 Class C shares, 2,438,517.451
Class N  shares  and  123.01  Class Y  shares.  On July  29,
2003, there were 394,288,712.871  outstanding shares of Main
Street Fund,  consisting of 237,198,705.005  Class A shares,
104,136,880.565  Class  B  shares,  41,571,120.273  Class  C shares,  2,653,907.554  Class  N  shares  and  8,728,099.474
Class  Y  shares.   Under   relevant   state  law,   proxies
representing   abstentions  and  broker  non-votes  will  be
included  for  purposes of  determining  whether a quorum is
present  at  the   Meeting.   Shares   owned  of  record  by
broker-dealers  for the benefit of their customers  ("street account  shares") will be voted by the  broker-dealer  based
on   instructions   received  from  its  customers.   If  no
instructions are received,  and the  broker-dealer  does not have discretionary  power to vote such street account shares
under   applicable   stock   exchange   rules,   the  shares
represented  thereby will be considered to be present at the
Meeting  for  purposes  of  only   determining   the  quorum
("broker  non-votes").  Because of the need to obtain a vote of the majority of the  outstanding  voting  securities  for the Reorganization  proposal to pass, abstentions and broker non-votes  will have the same effect as a vote "against" the
Proposal.  For  purposes  of the  Meeting,  more than 50% of the shares  outstanding  and  entitled  to vote,  present in person or represented by proxy,  constitutes a quorum.  Main
Street Fund shareholders do not vote on the Reorganization.

What other solicitations will be made?

      MASP   Fund   will   request    broker-dealer   firms,
custodians,   nominees  and  fiduciaries  to  forward  proxy
material to the  beneficial  owners of the shares of record,
and  may  reimburse  them  for  their  reasonable   expenses
incurred  in  connection  with such proxy  solicitation.  In addition to solicitation  by mail,  officers of MASP Fund or offices and employees of  OppenheimerFunds  Services without extra pay may conduct  additional  solicitations  personally or by  telephone  or  telegraph.  Any  expenses  so incurred will be  borne by  OppenheimerFunds  Services.  Proxies  may also be  solicited  by a proxy  solicitation  firm  hired at
MASP  Fund's  expense.  If  a  proxy  solicitation  firm  is hired,  it is anticipated  that the cost of engaging a proxy
solicitation   firm  would  not  exceed  $5,000,   plus  the
additional  costs which would be incurred in connection with contacting  those  shareholders  who have not voted,  in the event of a need for resolicitation of votes.

Are there appraisal rights?

      No. Under the  Investment  Company  Act,  shareholders
do  not  have  rights  of  appraisal  as  a  result  of  the
Reorganization.  Although  appraisal rights are unavailable, you have the right to redeem  your shares at net asset value until the Valuation Date for the  Reorganization.  After the
Closing  Date,  you may  redeem  your new Main  Street  Fund shares or exchange  them into shares of certain  other funds in the  OppenheimerFunds  family of mutual funds, subject to the terms of the prospectuses of both funds.

             INFORMATION ABOUT MAIN STREET FUND

      Information   about   Main   Street   Fund  (File  No.
811-5360)  is  included  in Main  Street  Fund's  Prospectus dated  October  23,  2002 as  supplemented  April 30,  2003,
which  is  attached  to  and   considered  a  part  of  this
Prospectus  and  Proxy  Statement.   Additional  information
about Main Street  Fund is included in the Fund's  Statement
of  Additional   Information   dated  October  23,  2002  as
supplemented  April 30, 2003, the Annual Report dated August
31,  2002  and  the  succeeding   Semi-Annual  Report  dated
February  28,  2003,  which have been filed with the SEC and are  incorporated  herein by  reference.  You may  request a free  copy of  these  materials  and  other  information  by calling  1.800.708.7780 or by writing to Main Street Fund at
OppenheimerFunds   Services,   P.O.  Box  5270,  Denver,  CO
80217-5270.  Main Street  Fund also files  proxy  materials, reports  and other  information  with the SEC in  accordance with the  informational  requirements  of the Securities and
Exchange Act of 1934 and the  Investment  Company Act. These
materials  can be inspected  and copied at: the SEC's Public
Reference Room in Washington,  D.C. (Phone:  1.202.942.8090)
or the  EDGAR  data base on the SEC's  Internet  website  at
WWW.SEC.GOV.  Copies  may  be  obtained  upon  payment  of a
-----------
duplicating  fee by  electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by  writing  to  the  SEC's
          ------------------
Public Reference Section, Washington, D.C. 20549-0102.

                INFORMATION ABOUT MASP FUND

      Information  about MASP Fund (File No.  811-10153)  is
included in the  current  MASP Fund  Prospectus  dated March
28, 2003,  as  supplemented  May 7, 2003.  This document has been  filed  with  the SEC  and is  incorporated  herein  by reference.  Additional  information  about MASP Fund is also included in the Fund's  Statement of Additional  Information dated March 28, 2003,  the Annual Report dated  December 31,
2002, and the succeeding  Semi-Annual  Report dated June 30,
2003 (to be filed upon availability),  which have been filed with the SEC and are incorporated  herein by reference.  You
may  request  free  copies  of  these  or  other   documents
relating  to  MASP  Fund  by  calling  1.800.708.7780  or by
writing  to  OppenheimerFunds   Services,   P.O.  Box  5270,
Denver,  CO 80217-5270.  Reports and other information filed by MASP  Fund can be  inspected  and  copied  at:  the SEC's
Public   Reference   Room  in   Washington,   D.C.   (Phone:
1.202.942.8090)   or  the  EDGAR  data  base  on  the  SEC's
Internet  website  at  WWW.SEC.GOV.  Copies  maybe  obtained
                       -----------
upon payment of a duplicating  fee by electronic  request at the SEC's e-mail address:  PUBLICINFO@SEC.GOV  or by writing
                           ------------------
to the SEC's  Public  Reference  Section,  Washington,  D.C.
20549-0102.

                   PRINCIPAL SHAREHOLDERS

      As of July 29,  2003,  the  officers  and  Trustees of
MASP  Fund,   as  a  group,   owned  less  than  1%  of  the
outstanding  voting  shares  of MASP  Fund.  As of July  29,
2003,  the only persons who owned of record or were known by
MASP  Fund to own  beneficially  or of  record 5% or more of any class of the Fund's outstanding shares were as follows:

   RPSS Tr J Kings Food  Service  Professionals  Inc 401 K
   Plan,   Attn:   Melissa   Shulman,   700   Furrows  Rd,
   Holtsville,   NY  11742-2001  (which  owned  73,815.570
   Class A  shares  or 6.05%  of the  Class A shares  then
   outstanding).

   Reliance  Trust Co Cust FBO Pathlore  401K Prof Sharing
   Plan,  PO Box  48529,  Atlanta,  GA  30362-1529  (which
   owned  68,263.192  Class A shares or 5.60% of the Class
   A shares then outstanding).

   RPSS  Tr Trim  Systems  LLC  401K  Plan,  Attn:  Hallie
   Burke,  5700  Perimeter  Drive,  Suite  A,  Dublin,  OH
   43017-3253  (which owned  62,630.579  Class A shares or
   5.13% of the Class A shares then outstanding).

   Reliance  Trust Company Tr,  Cornell  Companies Inc, PO
   Box  48529,   Atlanta,   GA  30362-1529   (which  owned
   205,768.066  Class N shares  or  8.43%  of the  Class N
   shares then outstanding).

   OppenheimerFunds  Inc, c/o Tim Abbuhl,  Bldg 2, 6803 S.
   Tucson Way,  Centennial,  CO  80112-3924  (which  owned
   100  Class Y shares  or  81.16%  of the  Class Y shares
   then outstanding).

   RPSS Tr Rollover  IRA, FBO Douglas J.  Schoenfeld,  503
   Alpine  Lane,   Holmen,   WI  54636-9143  (which  owned
   23.201  Class Y shares  or 18.83% of the Class Y shares
   then outstanding).

      As of July 29, 2003,  the  officers  and  Directors of
Main  Street  Fund,  as a group,  owned  less than 1% of the outstanding  voting  shares of Main Street Fund.  As of July
29,  2003,  the only  persons  who  owned of  record or were known by Main Street Fund to own  beneficially  or of record
5% or more of any  class of the  Fund's  outstanding  shares were as follows:

   MLPF&S  for the Sole  Benefit of its  Customers,  Attn:
   Fund  Admn  #97FJO,  4800  Deer  Lake  Drive  E,  Fl 3,
   Jacksonville,     FL     32246-6484     (which    owned
   5,391,960.176  Class B shares  or 5.17% of the  Class B
   shares then outstanding).

   Citigroup  Global Mkts Inc,  00109801250,  Attn:  Cindy
   Tempest,  7th Floor,  333 West 34th  Street,  New York,
   NY  10001-2483  (which  owned   5,363,144.791  Class  B
   shares   or   5.15%  of  the   Class  B   shares   then
   outstanding).

   MLPF&S  for the Sole  Benefit of its  Customers,  Attn:
   Fund  Admn  #97C24,  4800  Deer  Lake  Drive  E,  Fl 3,
   Jacksonville,     FL     32246-6484     (which    owned
   5,093,379.998  Class C shares  or 12.25% of the Class C
   shares then outstanding).

   Citigroup  Global Mkts Inc,  00109801250,  Attn:  Cindy
   Tempest,  7th Floor,  333 West 34th  Street,  New York,
   NY  10001-2483  (which  owned   2,637,942.841  Class  C
   shares   or   6.34%  of  the   Class  C   shares   then
   outstanding).
   Brian  Anderson  Tr, US  Personel  Inc 401K Plan,  2300
   Valley  View  Ln,  Suite  300,  Irving,  TX  75062-1726
   (which  owned  185,130.133  Class N shares  or 6.97% of
   the Class N shares then outstanding).

   Brian  Anderson  Tr, US  Personel  Inc 401K Plan,  2300
   Valley  View  Ln,  Suite  300,  Irving,  TX  75062-1726
   (which  owned  97,410.991  Class N  shares  or 3.67% of
   the Class N shares then outstanding).

   Mass  Mutual Life  Insurance  Co,  Separate  Investment
   Acct,  Attn: N225, 1295 State Street,  Springfield,  MA
   01111-0001  (which owned  7,573,446.166  Class Y shares
   or 86.77% of the Class Y shares then outstanding).

By Order of the Board of Trustees

Robert G. Zack, Secretary
August 25, 2003

       Appendix to Prospectus and Proxy Statement of

                Oppenheimer Main Street Fund

      Graphic material included in the prospectus of
Oppenheimer Main Street Fund under the heading "Annual
Total Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the
Fund depicting the annual total returns of a hypothetical
investment in Class A shares of the Fund for its ten most
recent calendar years, without deducting sales charges or
taxes.  Set forth below are the relevant data points that
will appear on the bar chart.

Calendar
--------
Year                          Oppenheimer Main Street Fund
----------------------------------------------------------
Ended                         Class A shares
--------------------------------------------
12/31/93                         35.38%
12/31/94                         -1.53%
12/31/95                         30.77%
12/31/96                         15.70%
12/31/97                         26.59%
12/31/98                         25.19%
12/31/99                         17.12%
12/31/00                         -7.94%
12/31/01                        -10.46%
12/31/02                        -19.42%

       Appendix to Prospectus and Proxy Statement of

 Oppenheimer Select Managers Mercury Advisors S&P 500 Index
                            Fund

      Graphic material included in the prospectus of
Oppenheimer Select Managers Mercury Advisors S&P 500 Index
Fund under the heading "Annual Total Returns (Class A) (as
of 12/31 each year)":

      A bar chart will be included in the Prospectus of the
Fund depicting the annual total returns of a hypothetical
investment in Class A shares of the Fund for the calendar
year ended 12/31/02, without deducting sales charges and
taxes.  Set forth below are the relevant data points that
will appear on the bar chart.

Calendar                   Mercury Advisors S&P 500 Index
-------- ------------------------------------
Fund,
-----
Year                       a series of Oppenheimer Select
----------------------------------------------------------
Managers
--------
Ended                      Class A shares
-----------------------------------------

12/31/02                     -23.21%

       EXHIBITS TO THE PROSPECTUS AND PROXY STATEMENT

Exhibit
-------

A.    Agreement and Plan of Reorganization between Mercury
         Advisors S&P 500 Index Fund, a series of
         Oppenheimer Select Managers and Oppenheimer Main
         Street Fund, a series of Oppenheimer Main Street
         Funds, Inc.

EXHIBIT A

            AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT    AND   PLAN   OF    REORGANIZATION    (the
"Agreement")  dated  as of  April  28,  2003 by and  between
Mercury   Advisors   S&P  500  Index   Fund,   a  series  of
Oppenheimer  Select Managers ("MASP Fund"),  a Massachusetts
business  trust and  Oppenheimer  Main Street Fund, a series
of  Oppenheimer  Main  Street  Funds,   Inc.  ("Main  Street
Fund"), a Maryland Corporation.

                    W I T N E S S E T H:

      WHEREAS,  the parties hereto desire to provide for the
reorganization   pursuant  to  Section   368(a)(1)   of  the
Internal  Revenue Code of 1986, as amended (the "Code"),  of
MASP Fund  through  the  acquisition  by Main Street Fund of substantially  all of the  assets of MASP  Fund in  exchange for Class A,  Class B,  Class C,  Class N and Class Y shares
("shares")  of Main Street Fund and the  assumption  by Main
Street Fund of certain  liabilities of Mercury  Advisors S&P
500 Index  Fund,  for which Class A, Class B, Class C, Class
N  and  Class  Y  shares  of  Main  Street  Fund  are  to be distributed  by MASP  Fund pro rata to its  shareholders  in complete liquidation of MASP Fund and complete  cancellation of its shares:

   NOW,  THEREFORE,  in consideration of the mutual promises
herein contained, the parties hereto agree as follows

1.    The parties  hereto  hereby adopt this  Agreement  and
Plan  of  Reorganization   (the  "Agreement")   pursuant  to
Section   368(a)(1)   of   the   Code   as   follows:    The
reorganization  will be comprised of the acquisition by Main
Street Fund of substantially  all of the assets of MASP Fund in  exchange  for  Class A,  Class B,  Class C,  Class N and
Class Y shares of Main  Street  Fund and the  assumption  by
Main  Street  Fund of  certain  liabilities  of  MASP  Fund, followed  by the  distribution  of such  Class  A,  Class B,
Class C, Class N and Class Y shares of Main  Street  Fund to the  Class  A,  Class  B,  Class  C,  Class  N and  Class  Y
shareholders  of MASP Fund in  exchange  for their  Class A,
Class B,  Class C,  Class N and Class Y shares of MASP Fund,
all  upon  and  subject  to  the  terms  of  the   Agreement
hereinafter set forth.

   The   share   transfer   books  of  MASP   Fund  will  be
permanently   closed  at  the  close  of   business  on  the
Valuation Date (as hereinafter  defined) and only redemption requests  received  in proper  form on or prior to the close of  business on the  Valuation  Date shall be  fulfilled  by
MASP Fund;  redemption  requests received by MASP Fund after that date shall be treated as  requests  for the  redemption of the shares of Main Street Fund to be  distributed  to the shareholder in question as provided in Section 5 hereof.

2.    On the Closing Date (as hereinafter  defined),  all of
the  assets  of MASP  Fund on that  date,  excluding  a cash reserve  (the "cash  reserve")  to be  retained by MASP Fund
sufficient  in  its   discretion  for  the  payment  of  the
expenses of MASP  Fund's  dissolution  and its  liabilities, but not in  excess of the  amount  contemplated  by  Section
10E,  shall be  delivered  as  provided in Section 8 to Main
Street Fund,  in exchange  for and against  delivery to MASP
Fund on the  Closing  Date of a number of Class A,  Class B,
Class C,  Class N and  Class Y shares of Main  Street  Fund, having an  aggregated  net asset value equal to the value of the assets of MASP Fund so transferred and delivered.

3.    The net  asset  value of Class  A,  Class B,  Class C,
Class N and  Class Y  shares  of Main  Street  Fund  and the value of the assets of MASP Fund to be transferred  shall in each case be  determined  as of the close of business of The
New  York  Stock   Exchange  on  the  Valuation   Date.  The
computation  of the net asset value of the Class A, Class B,
Class C,  Class N shares  and Class Y shares of Main  Street
Fund and the Class A,  Class B, Class C, Class N and Class Y
shares  of MASP  Fund  shall be done in the  manner  used by
Main  Street  Fund  and  MASP  Fund,  respectively,  in  the computation  of such net asset value per shares as set forth in their respective  prospectuses.  The methods used by Main
Street  Fund in such  computation  shall be  applied  to the valuation  of the assets of MASP Fund to be  transferred  to
Main Street Fund.

   MASP Fund shall  declare  and pay,  immediately  prior to
the Valuation Date, a dividend or dividends which,  together with all previous such  dividends,  shall have the effect of distributing to MASP Fund's  shareholders all of MASP Fund's investment  company  taxable income for taxable years ending on or prior to the Closing Date (computed  without regard to any  dividends  paid) and all of its net  capital  gain,  if any,  realized  in taxable  years  ending on or prior to the
Closing   Date  (after   reduction   for  any  capital  loss
carry-forward).

4.    The closing  (the  "Closing")  shall be at the offices
of OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson
Way, Centennial,  CO 80112, on such time or such other place as the  parties  may  designate  or as  provided  below (the
"Closing  Date").  The  business day  preceding  the Closing
Date is herein referred to as the "Valuation Date".

   In the event  that on the  Valuation  Date  either  party
has,  pursuant to the  Investment  Company  Act of 1940,  as
amended  (the  "Investment   Company  Act"),  or  any  rule,
regulation or order thereunder,  suspended the redemption of its shares or postponed payment therefore,  the Closing Date shall be  postponed  until the first  business day after the date  when both  parties  have  ceased  such  suspension  or postponement;  provided,  however,  that if such  suspension shall  continue for a period of 60 days beyond the Valuation
Date,  then  the  other  party  to the  Agreement  shall  be permitted to terminate  the Agreement  without  liability to either party for such termination.

   5. In  conjunction  with the  Closing,  MASP  Fund  shall
distribute on a pro rata basis to the  shareholders  of MASP
Fund as of the  Valuation  Date  Class A,  Class B, Class C,
Class N and Class Y shares of Main Street  Fund  received by
MASP Fund on the Closing  Date in exchange for the assets of
MASP Fund in  complete  liquidation  of MASP  Fund;  for the purpose of the  distribution  by MASP Fund of Class A, Class
B, Class C, Class N and Class Y shares of Main  Street  Fund to MASP Fund's shareholders,  Main Street Fund will promptly cause its  transfer  agent  to:  (a)  credit an  appropriate number  of Class A,  Class B,  Class C,  Class N and Class Y shares of Main  Street Fund on the books of Main Street Fund to each  Class A,  Class B,  Class  C,  Class N and  Class Y shareholder  of MASP  Fund in  accordance  with a list  (the
"Shareholder List") of MASP Fund shareholders  received form
MASP Fund;  and (b) confirm an  appropriate  number of Class
A,  Class B,  Class C,  Class N and  Class Y shares  of Main
Street  Fund to each  Class A, Class B, Class C, Class N and
Class Y shareholder of MASP Fund;  certificates  for Class A shares  of Main  Street  Fund will be  issued  upon  written request  of a former  shareholder  of MASP Fund but only for whole shares,  with  fractional  shares credited to the name of the  shareholder  on the  books of Main  Street  Fund and only after share  certificates for MASP Fund are returned to the transfer agent.

The  Shareholder  List  shall  indicate,  as of the close of business  on the  Valuation  Date,  the name and  address of each  shareholder of MASP Fund,  indicating his or her share balance.  MASP Fund  agrees to supply the  Shareholder  List to Main  Street  Fund  not  later  than  the  Closing  Date.
Shareholders of MASP Fund holding certificates  representing their  shares  shall  not be  required  to  surrender  their
certificates    to   anyone   in    connection    with   the
Reorganization.  After the Closing  Date,  however,  it will be  necessary  for  such  shareholders  to  surrender  their certificates  in order to  redeem,  transfer  or pledge  the shares of Main Street Fund which they received.

6.    Within  one year  after the  Closing  Date,  MASP Fund
shall (a) either pay or make  provision  for  payment of all of its  liabilities  and taxes,  and (b) either (i) transfer any  remaining  amount of the cash  reserve  to Main  Street
Fund, if such remaining  amount (as reduced by the estimated cost of  distributing  it to  shareholders)  is not material
(as defined below) or (ii) distribute such remaining  amount to the  shareholders  of MASP  Fund on the  Valuation  Date.
Such remaining  amount shall be deemed to be material if the amount to be  distributed,  after deduction of the estimated expenses  of the  distribution,  equals or exceeds  one cent per share of MASP Fund outstanding on the Valuation Date.

7.    Prior   to  the   Closing   Date,   there   shall   be
coordination  between  the  parties  as to their  respective portfolios  so that,  after the  Closing,  Main  Street Fund will be in compliance  with all of its  investment  policies and  restrictions.  At the Closing,  MASP Fund shall deliver to Main Street Fund two copies of a list  setting  forth the securities  then  owned by MASP  Fund.  Promptly  after  the
Closing,  MASP Fund shall provide to Main Street Fund a list setting  forth  the  respective  federal  income  tax  bases thereof.

8.    Portfolio  securities or written  evidence  acceptable
to Main  Street  Fund of  record  ownership  thereof  by The
Depository  Trust  Company or through  the  Federal  Reserve
Book Entry System or any other  depository  approved by MASP
Fund  pursuant  to Rule 17f-4 and Rule  17f-5  under the Act
shall  be  endorsed  and   delivered,   or   transferred  by
appropriate transfer or assignment  documents,  by MASP Fund on  the  Closing  Date  to  Main  Street  Fund,  or  at  its
direction,   to  its  custodian  bank  in  proper  form  for
transfer in such  condition as to  constitute  good delivery thereof in  accordance  with the custom of brokers and shall be accompanied by all necessary  state transfer  stamps,  if any.  The cash  delivered  shall be in the form of certified or  bank  cashiers'  checks  or by bank  wire or  intra-bank transfer  payable to the order of Main  Street  Fund for the account  of Main  Street  Fund.  Class A,  Class B, Class C,
Class N and Class Y shares of Main Street Fund  representing the  number of Class A,  Class B, Class C, Class N and Class
Y shares of Main  Street  Fund being  delivered  against the assets of MASP  Fund,  registered  in the name of MASP Fund, shall be  transferred  to MASP Fund on  Closing  Date.  Such shares  shall  thereupon  be  assigned  by MASP  Fund to its shareholders  so that the shares of Main  Street Fund may be distributed as provided in Section 5.

   If,  at the  Closing  Date,  MASP  Fund is unable to make
delivery  under this Section 8 to Main Street Fund of any of its portfolio  securities or cash for the reason that any of
such  securities   purchased  by  MASP  Fund,  or  the  cash
proceeds  of a sale of  portfolio  securities,  prior to the
Closing  Date  have  not yet  been  delivered  to it or MASP
Fund's  custodian,  then the delivery  requirements  of this
Section 8 with  respect to said  undelivered  securities  or cash will be  waived  and MASP  Fund  will  deliver  to Main
Street Fund by or on the Closing  Date with  respect to said
undelivered   securities  or  cash  executed  copies  of  an
agreement or agreements  of assignment in a form  reasonably satisfactory  to Main Street Fund,  together with such other documents,  including  a due bill or due bills and  brokers'
confirmation  slips as may  reasonably  be  required by Main
Street Fund.

9.    Main  Street  Fund shall not  assume  the  liabilities
(except for portfolio  securities  purchased  which have not settled and for  shareholder  redemption and dividend checks
outstanding)   of   MASP   Fund,   but   MASP   Fund   will,
nevertheless,  use its best efforts to  discharge  all known liabilities,  so far as may  possible,  prior to the Closing
Date.  The cost of  printing  and  mailing  the  proxies and proxy  statements  will be borne by MASP Fund. MASP Fund and
Main Street Fund will bear the cost of their  respective tax opinions.  Any documents  such as existing  prospectuses  or annual  reports  that are included in that mailing will be a
cost  of  the  Fund   issuing   the   document.   Any  other
out-of-pocket  expenses  of Main  Street  Fund and MASP Fund
associated  with  this   reorganization,   including  legal,
accounting  and transfer  agent  expenses,  will be borne by
MASP  Fund  and  Main  Street  Fund,  respectively,  in  the amounts so incurred by each.

10.   The obligations of Main Street Fund hereunder shall
      be subject to the following conditions:

A.    The  Board  of   Trustees  of  MASP  Fund  shall  have
authorized   the  execution  of  the   Agreement,   and  the
shareholders  of MASP Fund shall have approved the Agreement and the  transactions  contemplated  hereby,  and MASP  Fund
shall  have   furnished   to  Main  Street  Fund  copies  of
resolutions  to that effect  certified  by the  Secretary or the  Assistant  Secretary  of MASP  Fund;  such  shareholder approval  shall have been by the  affirmative  vote required by the  Massachusetts  Law and its  charter  documents  at a meeting  for  which  proxies  have  been  solicited  by  the
Prospectus and Proxy Statement (as hereinafter defined).

B.    Main Street Fund shall have  received an opinion dated
as of the  Closing  Date from  counsel to MASP Fund,  to the
effect  that  (i)  MASP  Fund  is  a  business   trust  duly
organized,  validly  existing and in good standing under the laws of the  State  of  Massachusetts  with  full  corporate powers to carry on its business as then being  conducted and to enter into and perform the  Agreement;  and (ii) that all action  necessary  to make the  Agreement,  according to its terms,  valid,  binding and  enforceable on MASP Fund and to authorize  effectively the transactions  contemplated by the
Agreement  have  been  taken  by  MASP  Fund.  Massachusetts counsel may be relied upon for this opinion.

C.    The   representations  and  warranties  of  MASP  Fund
contained  herein shall be true and correct at and as of the
Closing   Date,   and  Main  Street  Fund  shall  have  been
furnished  with a certificate  of the  President,  or a Vice
President,  or the Secretary or the  Assistant  Secretary or
the  Treasurer  or the  Assistant  Treasurer  of MASP  Fund,
dated as of the Closing Date, to that effect.

D.    On the Closing  Date,  MASP Fund shall have  furnished
to  Main  Street  Fund a  certificate  of the  Treasurer  or
Assistant  Treasurer  of MASP  Fund as to the  amount of the capital loss  carry-over and net unrealized  appreciation or depreciation,  if any,  with  respect to MASP Fund as of the
Closing Date.

E.    The cash reserve  shall not exceed 10% of the value of
the net  assets,  nor 30% in value of the gross  assets,  of
MASP Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form N-14 filed by Main
Street  Fund under the  Securities  Act of 1933,  as amended
(the  "1933  Act"),  containing  a  preliminary  form of the
Prospectus and Proxy Statement,  shall have become effective under the 1933 Act.

G.    On the  Closing  Date,  Main  Street  Fund  shall have
received  a letter  from  Robert  G.  Zack or  other  senior executive officer of  OppenheimerFunds,  Inc.  acceptable to
Main Street  Fund,  stating  that nothing has come to his or her attention  which in his or her judgment  would  indicate that as of the Closing Date there were any material,  actual or  contingent  liabilities  of  MASP  Fund  arising  out of litigation  brought  against  MASP Fund or  claims  asserted against  it,  or  pending  or to  the  best  of  his  or her knowledge  threatened  claims or litigation not reflected in
or  apparent   from  the  most  recent   audited   financial
statements  and footnotes  thereto of MASP Fund delivered to
Main  Street  Fund.   Such  letter  may  also  include  such
additional  statements  relating  to the scope of the review conducted  by such  person  and his or her  responsibilities
and   liabilities   as  are  not   unreasonable   under  the
circumstances.

H.    Main  Street  Fund shall  have  received  an  opinion,
dated as of the Closing  Date,  of Deloitte & Touche LLP (or an appropriate  substitute  tax expert),  to the same effect
as  the  opinion   contemplated  by  Section  11.E.  of  the
Agreement.

I.    Main  Street  Fund shall have  received at the Closing
all of the  assets  of MASP Fund to be  conveyed  hereunder,
which   assets  shall  be  free  and  clear  of  all  liens,
encumbrances,    security   interests,    restrictions   and
limitations whatsoever.

11.   The  obligations  of  MASP  Fund  hereunder  shall  be
      subject to the following conditions.

A.    The Board of  Directors of Main Street Fund shall have
authorized   the  execution  of  the   Agreement,   and  the
transactions  contemplated  thereby,  and Main  Street  Fund shall have  furnished to MASP Fund copies of  resolutions to that effect  certified  by the  Secretary  or the  Assistant
Secretary of Main Street Fund.

B.    MASP  Fund's  shareholders  shall  have  approved  the
Agreement and the transactions  contemplated  hereby,  by an affirmative vote required by the  Massachusetts  Law and its charter  documents and MASP Fund shall have  furnished  Main
Street Fund copies of resolutions  to that effect  certified by the Secretary or an Assistant Secretary of MASP Fund.

C.    MASP Fund shall have  received an opinion  dated as of
the Closing Date from  counsel to Main Street  Fund,  to the effect  that  (i) Main  Street  Fund is a  corporation  duly organized,  validly  existing and in good standing under the laws of the State of  Maryland  with full powers to carry on its business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary to make the Agreement,  according to its terms,  valid,  binding and
enforceable   upon  Main  Street   Fund  and  to   authorize
effectively the  transactions  contemplated by the Agreement have been taken by Main  Street  Fund ; and (iii) the shares of  Main  Street  Fund  to  be  issued  hereunder  are  duly
authorized   and  when  issued   will  be  validly   issued,
fully-paid  and  non-assessable.  Maryland  counsel  may  be relied upon for this opinion.

D.    The  representations  and  warranties  of Main  Street
Fund  contained  herein  shall be true and correct at and as
of  the  Closing  Date,   and  MASP  Fund  shall  have  been
furnished  with  a  certificate  of  the  President,  a Vice
President  or the  Secretary or the  Assistant  Secretary or
the  Treasurer  or the  Assistant  Treasurer of the Trust to
that effect dated as of the Closing Date.

E.    MASP Fund shall have  received  an opinion of Deloitte
&  Touche  LLP  to  the   effect   that  the   federal   tax
consequences  of  the  transaction,  if  carried  out in the manner  outlined in the Agreement and in accordance with (i)
MASP  Fund's   representation  that  there  is  no  plan  or
intention by any MASP Fund  shareholder  who owns 5% or more of MASP Fund's outstanding  shares, and, to MASP Fund's best knowledge,  there is no plan or intention on the part of the remaining MASP Fund shareholders,  to redeem, sell, exchange or otherwise  dispose of a number of Main Street Fund shares received  in the  transaction  that would  reduce  MASP Fund shareholders'  ownership  of Main  Street  Fund  shares to a number of shares having a value,  as of the Closing Date, of
less  than  50%  of  the  value  of  all  of  the   formerly
outstanding  MASP Fund shares as of the same date,  and (ii)
the  representation  by each of MASP  Fund and  Main  Street
Fund  that,  as of the  Closing  Date,  MASP  Fund  and Main
Street Fund will qualify as regulated  investment  companies
or  will   meet   the   diversification   test  of   Section
368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by the Agreement will
      qualify  as a  tax-free  "reorganization"  within  the
      meaning of Section  368(a)(1)  of the Code,  and under
      the regulations promulgated thereunder.

2.    MASP Fund and Main Street Fund will each  qualify as a
      "party to a  reorganization"  within  the  meaning  of
      Section 368(b)(2) of the Code.

3.    No   gain  or  loss   will   be   recognized   by  the
      shareholders  of MASP  Fund upon the  distribution  of
      Class A,  Class B, Class C, Class N and Class Y shares
      of  beneficial  interest  in Main  Street  Fund to the
      shareholders  of MASP Fund  pursuant to Section 354 of
      the Code.

4.    Under Section  361(a) of the Code no gain or loss will
      be  recognized  by MASP Fund by reason of the transfer
      or   substantially   all  of  MASP  Fund's  assets  in
      exchange  for Class A,  Class B,  Class C, Class N and
      Class Y shares  of Main  Street  Fund and Main  Street
      Fund's assumption of certain liabilities of MASP Fund.

5.    Under  Section  1032 of the Code no gain or loss  will
      be  recognized  by Main  Street  Fund by reason of the
      transfer of  substantially  all of MASP Fund's  assets
      in  exchange  for Class A,  Class B,  Class C, Class N
      and  Class Y  shares  of Main  Street  Fund  and  Main
      Street  Fund's  assumption of certain  liabilities  of
      MASP Fund.

6.    The  shareholders  of MASP Fund will have the same tax
      basis and  holding  period  for the Class A,  Class B,
      Class C,  Class N and  Class Y shares  of Main  Street
      Fund  that  they  receive  as they had for  MASP  Fund
      shares that they previously held,  pursuant to Section
      358(a) and 1223(1), respectively, of the Code.

7.    The  securities  transferred  by  MASP  Fund  to  Main
      Street  Fund will have the same tax basis and  holding
      period  in the hands of Main  Street  Fund as they had
      for  MASP  Fund,   pursuant  to  Section   362(b)  and
      1223(1), respectively, of the Code.

F.    The cash reserve  shall not exceed 10% of the value of
the net  assets,  nor 30% in value of the gross  assets,  of
MASP Fund at the close of business on the Valuation Date.

G.    A  Registration  Statement  on Form N-14 filed by Main
Street  Fund under the 1933 Act,  containing  a  preliminary form of the  Prospectus  and  Proxy  Statement,  shall  have become effective under the 1933 Act.

H.    On the Closing  Date,  MASP Fund shall have received a
letter  from  Robert  G.  Zack  or  other  senior  executive officer of  OppenheimerFunds,  Inc. acceptable to MASP Fund, stating that nothing has come to his or her attention  which in  his  or  her  judgment  would  indicate  that  as of the
Closing Date there were any  material,  actual or contingent liabilities  of Main Street Fund  arising out of  litigation brought against Main Street Fund or claims asserted  against it,  or  pending  or,  to the best of his or her  knowledge,
threatened   claims  or  litigation   not  reflected  in  or
apparent by the most  recent  audited  financial  statements and footnotes  thereto of Main Street Fund delivered to MASP
Fund.   Such  letter  may  also  include   such   additional
statements  relating to the scope of the review conducted by such person and his or her  responsibilities and liabilities as are not unreasonable under the circumstances.

I.    MASP Fund shall acknowledge  receipt of Class A, Class
B, Class C, Class N and Class Y shares of Main Street Fund

12.   MASP Fund hereby represents and warrants that:

A.    The audited  financial  statements  of MASP Fund as of
December 31, 2002 and unaudited  financial  statements as of
June 30, 2003  heretofore  furnished  to Main  Street  Fund,
present   fairly   the   financial   position,   results  of
operations,  and  changes  in net  assets of MASP Fund as of that date, in conformity with generally accepted  accounting principles  applied on a basis consistent with the preceding year;  and that from June 30,  2003  through the date hereof there have not been and through the Closing  Date there will not be, any  material  adverse  changes in the  business  or financial  condition  of MASP Fund,  it being  agreed that a decrease  in the size of MASP  Fund due to a  diminution  in the value of its portfolio  and/or  redemption of its shares shall not be considered a material adverse change;

B.    Contingent  upon  approval  of the  Agreement  and the
transactions    contemplated    thereby   by   MASP   Fund's
shareholders,  MASP Fund has  authority  to transfer  all of the assets of MASP Fund to be  conveyed  hereunder  free and
clear  of  all  liens,  encumbrances,   security  interests,
restrictions and limitations whatsoever;

C.    The   Prospectus,   as   amended   and   supplemented,
contained in MASP Fund's  Registration  Statement  under the
1933  Act,  as  amended,  is  true,  correct  and  complete, conforms  to the  requirements  of the 1933 Act and does not contain any untrue  statement of a material  fact or omit to state a  material  fact  required  to be stated  therein  or necessary  to make the  statements  therein not  misleading.
The Registration  Statement, as amended, was, as of the date of the  filing of the last  Post-Effective  Amendment,  true correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading.

D.    There  is no  material  contingent  liability  of MASP
Fund  and  no  material   claim  and  no   material   legal,
administrative  or  other  proceedings  pending  or,  to the knowledge of MASP Fund,  threatened  against MASP Fund,  not reflected in such Prospectus:

E.    Except  for  the  Agreement,  there  are  no  material
contracts  outstanding  to which MASP Fund is a party  other than those ordinary in the conduct of its business;

F.    MASP  Fund  is a  Massachusetts  business  trust  duly
organized,  validly  existing and in good standing under the laws  of the  Commonwealth  of  Massachusetts;  and  has all necessary and material Federal and state  authorizations  to own all of its  assets and to carry on its  business  as now being conducted;  and MASP Fund is duly registered under the
Act  and  such  registration  has  not  been  rescinded  and revoked and is in full force and effect;
G.    All  federal and other tax returns and reports of MASP
Fund  required by law to be filed have been  filed,  and all federal  and  other  taxes  shown  due on said  returns  and reports  have been paid or  provisions  shall have been made for the payment  thereof and to the best of the knowledge of
MASP Fund no such  return is  currently  under  audit and no assessment  has been  asserted with respect to such returns;
and

H.    MASP Fund has  elected  that MASP Fund be treated as a
regulated  investment  company  and, for each fiscal year of its  operations,  MASP  Fund  has  met the  requirements  of
Subchapter M of the Code for  qualification and treatment as a  regulated  investment  company  and MASP Fund  intends to meet such  requirements  with respect to its current taxable year.

13.   Main Street Fund hereby represents and warrants that:

A.    The audited  financial  statements of Main Street Fund
as of August 31, 2002 and unaudited financial  statements as of February  28,  2003  heretofore  furnished  to MASP Fund,
present   fairly   the   financial   position,   results  of
operations,  and  changes  in net  assets of MS fund,  as of that date, in conformity with generally accepted  accounting principles  applied on a basis consistent with the preceding year;  and that from  February  28,  2003  through  the date hereof  there have not been,  and  through  the date  hereof there have been,  and through  the  Closing  Date there will not be, any  material  adverse  changes in the  business  or
financial   condition   of  Main  Street   Fund,   it  being
understood  that a decrease  in size of Main Street Fund due to a  diminution  in  the  value  of  its  portfolio  and/or redemption  of its shares shall not be considered a material of adverse change;

B.    The   Prospectus,   as   amended   and   supplemented,
contained  in  Main  Street  Fund's  Registration  Statement under the 1933 Act, is true correct and  complete,  conforms to the  requirements  of the 1933  Act and does not  contain any untrue  statement of a material  fact or omit to state a material fact required to be stated  therein or necessary to
make   the   statements   therein   not   misleading.    The
Registration  Statement,  as amended, was, as of the date of the  filing  of the  last  Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the
1933  Act and did not  contain  any  untrue  statement  of a material  fact or omit to state a material  fact required to be  stated  therein  or  necessary  to make  the  statements therein not misleading;

C.    Except  for  this  Agreement,  there  is  no  material
contingent  liability  of Main  Street  Fund and no material
claim  and  no  material  legal,   administrative  or  other
proceedings  pending  or, to the  knowledge  of Main  Street
Fund,  threatened against Main Street Fund, not reflected in such Prospectus;

D.    There are no material  contracts  outstanding to which
Main  Street  Fund is a party  other than those  ordinary in the conduct of its business;

E.    Main  Street  Fund is a  corporation  duly  organized,
validly  existing and in good standing under the laws of the
State of Maryland;  Main Street Fund has all  necessary  and material  federal  and state  authorizations  to own all its properties  and assets and to carry on its  business  as now being conducted;  the Class A, Class B, Class C, Class N and
Class Y shares of Main  Street  Fund which it issues to MASP
Fund  pursuant  to the  Agreement  will be duly  authorized, validly issued, fully-paid and non-assessable,  will conform to the description  thereof  contained in Main Street Fund's
Registration  Statement  and will be duly  registered  under the  1933  Act  and  in the  states  where  registration  is required;  and Main Street Fund is duly registered under the
Act and such  registration has not been revoked or rescinded and is in full force and effect;
F.    All  federal and other tax returns and reports of Main
Street  Fund  required  by law to be filed have been  filed, and all federal  and other  taxes shown due on said  returns and  reports  have been paid or  provision  shall  have been made  for  the  payment  thereof  and  to  the  best  of the knowledge of Main Street  Fund,  no such return is currently under  audit  and  no  assessment  has  been  asserted  with respect to such  returns  and to the extend such tax returns with  respect to the taxable  year of Main Street Fund ended
August 31, 2002 have not been filed,  such  returns  will be field  when  required  and the  amount  of tax  shown as due thereon shall be paid when due;

G.    Main  Street  Fund  has  elected  to be  treated  as a
regulated  investment  company  and, for each fiscal year of its  operations,  Main Street Fund has met the  requirements of Subchapter M of the Code for  qualification and treatment as a  regulated  investment  company  and Main  Street  Fund intends  to  meet  such  requirements  with  respect  to its current taxable year;

H.    Main  Street  Fund  has no  plan or  intention  (i) to
dispose  of any of the  assets  transferred  by  MASP  Fund, other than in the ordinary  course of  business,  or (ii) to redeem or  reacquire  any of the Class A,  Class B, Class C,
Class  N  and   Class  Y   shares   issued   by  it  in  the
reorganization  other than  pursuant  to valid  requests  of shareholders; and

I.    After  consummation of the  transactions  contemplated
by the  Agreement,  Main Street Fund  intends to operate its business in a substantially unchanged manner.

14.   Each  party  hereby  represents  to the other  than no
broker or finder  has been  employed  by it with  respect to the  Agreement  or  the  transactions  contemplated  hereby.
Each party also  represents  and  warrants to the other that the  information  concerning it in the  Prospectus and Proxy
Statement  will  not  as of  its  date  contain  any  untrue statement  of a  material  fact  or  omit  to  state  a fact necessary to make the  statements  concerning it therein not misleading and that the financial  statements  concerning it will  present the  information  shown  fairly in  accordance with generally accepted  accounting  principles applied on a basis  consistent  with the preceding  year. Each party also represents  and warrants to the other that the  Agreement is valid,  binding and enforceable in accordance with its terms and that the  execution,  delivery  and  performance  of the
Agreement  will not  result  in any  violation  of, or be in conflict  with,  any  provision  of  any  charter,  by-laws, contract  agreement,  judgment,  decree or order to which it is  subject  or to  which it is a party.  Main  Street  Fund hereby  represents to and covenants  with MASP Fund that, if the reorganization becomes effective,  Main Street Fund will treat  each  shareholder  of MASP Fund who  received  any of
Main Street Fund's shares as a result of the  reorganization as having  made the  minimum  initial  purchase of shares of
Main  Street  Fund  received  by  such  shareholder  for the purpose of making  additional  investments in shares of Main
Street Fund,  regardless  of the value of the shares of Main
Street Fund received.

15.   Main Street Fund agrees that it will  prepare and file
a  Registration  Statement  on Form N-14  under the 1933 Act which shall  contain a preliminary  form of  Prospectus  and
Proxy  Statement  contemplated  by Rule 145  under  the 1933
Act. The final form of such  Prospectus and Proxy  Statement is  referred  to in the  Agreement  as the  "Prospectus  and
Proxy  Statement".  Each party  agrees  that it will use its best efforts to have such  Registration  Statement  declared effective and to supply such information  concerning  itself for inclusion in the Prospectus  and Proxy  Statement as may be  necessary or  desirable  in this  connection.  MASP Fund covenants  and agrees to liquidate  and  dissolve  under the laws of the  Commonwealth  of  Massachusetts,  following the
Closing,  and, upon Closing,  to cause the  cancellation  of its outstanding shares.

16.   The  obligations  of the  parties  shall be subject to
the right of  either  party to  abandon  and  terminate  the
Agreement  for any  reason and there  shall be no  liability for damages or other  recourse  available  to a party not so terminating this Agreement,  provided,  however, that in the event that a party shall  terminate this  Agreement  without reasonable  cause,  the  party  so  terminating  shall  upon demand,  reimburse  the  party  not so  terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

17.   The    Agreement    may   be   executed   in   several
counterparts,  each of which  shall be deemed  an  original, but all taken together shall  constitute one Agreement.  The rights  and  obligations  of  each  party  pursuant  to  the
Agreement shall not be assignable.

18.   All   prior   or   contemporaneous    agreements   and
representations   are  merged  into  the  Agreement,   which
constitutes   the  entire   contract   between  the  parties
hereto.  No  amendment  or  modification  hereof shall be of any force and  effect  unless in  writing  and signed by the parties  and no party  shall be  deemed to have  waived  any provision  herein  for its  benefit  unless  it  executes  a written acknowledgment of such waiver.

19.   Main Street Fund  understands  that the obligations of
MASP  Fund  under the  Agreement  are not  binding  upon any
Trustee or  shareholder  of MASP Fund  personally,  but bind only MASP Fund and MASP  Fund's  property.  Main Street Fund represents  that  it has  notice  of the  provisions  of the
Declaration  of Trust of MASP Fund  disclaiming  shareholder and trustee liability for acts or obligations of MASP Fund.

20.   MASP Fund  understands  that the  obligations  of Main
Street Fund under the  Agreement  are not  binding  upon any director or shareholder of Main Street Fund personally,  but bind only Main Street Fund and Main Street Fund's property.

IN  WITNESS  WHEREOF,  each of the  parties  has  caused the
Agreement  to be  executed  and  attested  by  its  officers thereunto duly authorized on the date first set forth above.

                                    MERCURY   ADVISORS   S&P
                                    500   INDEX   FUND, a series of OPPENHEIMER
                                    SELECT MANAGERS

                                    By:    /s/ Robert G. Zack
                                          ---------------------
                                          Robert G. Zack
                                          Vice President and Secretary

                                    OPPENHEIMER  MAIN STREET
                                    FUND, A SERIES OF OPPENHEIMER  MAIN STREET
                                    FUNDS, INC.

                                    By:    /s/ Katherine P. Feld
                                          ----------------------
                                          Katherine P. Feld
                                          Assistant Secretary

            STATEMENT OF ADDITIONAL INFORMATION

             TO PROSPECTUS AND PROXY STATEMENT

                           PART B

                Acquisition of the Assets of
            MERCURY ADVISORS S&P 500 INDEX FUND,
          a series of OPPENHEIMER SELECT MANAGERS

              By and in exchange for Shares of
 OPPENHEIMER MAIN STREET FUND, a series of OPPENHEIMER MAIN
                     STREET FUNDS, INC.

      This  Statement  of  Additional  Information  to  this
Prospectus   and  Proxy   Statement   (the  "SAI")   relates
specifically to the proposed  delivery of substantially  all of the  assets of Mercury  Advisors  S&P 500 Index  Fund,  a series of  Oppenheimer  Select  Managers  ("MASP  Fund") for
shares  of  Oppenheimer   Main  Street  Fund,  a  series  of
Oppenheimer Main Street Funds, Inc. ("Main Street Fund").

      This SAI consists of this Cover Page and  incorporates
by reference the following documents:  (i) audited financial statements for the 12-month  period ended December 31, 2002, and unaudited financial  statements for the six-month period ended June 30,  2003 of MASP Fund;  (ii)  audited  financial statements  for the  12-month  period  ended August 31, 2002 and unaudited financial  statements for the six-month period ended  February  28,  2003  of  Main  Street  Fund;  (iii) a
Prospectus   for  MASP   Fund,   dated   March   28,   2003,
supplemented  May 7, 2003 and May 19, 2003 and the Statement of  Additional  Information  of MASP  Fund  dated  March 28,
2003;  and  (iv)  Prospectus   dated  October  23,  2002  as
supplemented  April 30, 2003 and the Statement of Additional
Information  of Main Street Fund dated  October 23, 2002, as supplemented April 30, 2003.

      This SAI is not a  Prospectus;  you  should  read this
SAI in conjunction  with the Prospectus and Proxy  Statement dated  August 25,  2003,  relating  to the  above-referenced transaction.  You can request a copy of the  Prospectus  and
Proxy  Statement  by  calling  1.800.708.7780  or by writing
OppenheimerFunds   Services  at  P.O.   Box  5270,   Denver,
Colorado 80217.  The date of this SAI is August 25, 2003.

                          PROXY CARD

 Mercury Advisors S&P 500 Index Fund, a Series of Oppenheimer
                        Select Managers

    Proxy For a Special MEETING OF Shareholders To Be Held
                      on OCTOBER 10, 2003

The  undersigned,   revoking  prior  proxies,  hereby  appoints
Brian Wixted, Connie Bechtolt,  Philip Vottiero,  Kathleen Ives
and Philip  Masterson,  and each of them, as  attorneys-in-fact
and   proxies   of  the   undersigned,   with  full   power  of
substitution,   to  vote   shares  held  in  the  name  of  the
undersigned  on the  record  date  at the  Special  Meeting  of
Shareholders  of Mercury  Advisors S&P 500 Index Fund, a series of  Oppenheimer  Select  Managers  (the  "Fund")  to be held at
6803  South  Tucson  Way,  Centennial,   Colorado,   80112,  on
October  10,  2003,  at  1:00  p.m.  Mountain  time,  or at any
adjournment  thereof,   upon  the  proposal  described  in  the
Notice  of  Meeting  and  accompanying   Prospectus  and  Proxy
Statement, which have been received by the undersigned.

This  proxy is  solicited  on  behalf  of the  Fund's  Board of
Trustees,  and the  proposal  (set forth on the reverse side of this proxy card) has been  proposed  by the Board of  Trustees.
When properly  executed,  this proxy will be voted as indicated
on the  reverse  side  or  "FOR" a  proposal  if no  choice  is indicated.  The  proxy  will be  voted in  accordance  with the proxy  holders'  best judgment as to any other matters that may arise at the Meeting.

                              VOTE VIA THE TELEPHONE:
                              1-800-597-7836
                              CONTROL NUMBER:  999  9999
                              9999  999

                              Note:   Please  sign  this  proxy
                              exactly  as your  name  or  names
                              appear    hereon.    Each   joint
                              owner   should   sign.   Trustees
                              and  other   fiduciaries   should
                              indicate  the  capacity  in which
                              they  sign.  If  a   corporation,
                              partnership   or  other   entity,
                              this  signature  should  be  that
                              of a duly  authorized  individual
                              who  should   state  his  or  her
                              title.

                              Signature

                              Signature of joint owner, if any

                              Date

 PLEASE VOTE ON THE REVERSE SIDE, SIGN AND DATE THIS PROXY AND
           RETURN PROMPTLY IN THE ENCLOSED ENVELOPE

The Proposal:

To  approve an  Agreement  and Plan of  Reorganization  between
Mercury  Advisors S&P 500 Index Fund,  a series of  Oppenheimer
Select  Managers  ("MASP Fund"),  and  Oppenheimer  Main Street
Fund, a series of Oppenheimer  Main Street Funds,  Inc.  ("Main
Street  Fund")  and  the  transactions   contemplated  thereby,
including:  (a) the  transfer  of  substantially  all assets of
MASP Fund to Main Street  Fund in  exchange  for Class A, Class
B,  Class C,  Class N and Class Y shares of Main  Street  Fund,
(b) the  distribution  of such  shares of Main  Street  Fund to the  corresponding  Class  A,  Class B,  Class  C,  Class N and
Class Y  shareholders  of MASP Fund in complete  liquidation of
MASP Fund and (c) the  cancellation of the  outstanding  shares of MASP Fund.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK.  Example: [ ]

FOR [___]               AGAINST [___]           ABSTAIN [___]

PART C

               OPPENHEIMER MAIN STREET FUND,
      A SERIES OF OPPENHEIMER MAIN STREET FUNDS, INC.

                         FORM N-14

                           PART C

                     OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference  is  made  to  the   provisions  of  Article
Seventh  of  Registrant's  Articles  of  Amendment  filed by cross-reference  to  Exhibit  16  (1) to  this  Registration
Statement, incorporated herein by reference.

      Insofar as  indemnification  for  liabilities  arising
under  the  Securities  Act  of  1933  may be  permitted  to directors,  officers and  controlling  persons of Registrant
pursuant  to  the   foregoing   provisions   or   otherwise,
Registrant  has  been  advised  that in the  opinion  of the
Securities and Exchange  Commission such  indemnification is against  public policy as expressed in the Securities Act of
1933 and is, therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred or paid by a director,  officer or controlling  person of Registrant
in  the   successful   defense  of  any   action,   suit  or
proceeding)  is  asserted  by  such  director,   officer  or
controlling  person,  Registrant will, unless in the opinion of its  counsel the matter has been  settled by  controlling precedent,  submit  to a court of  appropriate  jurisdiction the question whether such  indemnification  by it is against public  policy as  expressed in the  Securities  Act of 1933 and  will be  governed  by the  final  adjudication  of such issue.

Item 16.  Exhibits
------------------

(1)  (i) Articles  of  Incorporation  dated as of  10/2/87:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment  No.  12,   10/25/93  to  its   Registration
     Statement  on  Form  N-1A  (Reg.  No.  33-17850),  and
     incorporated herein by reference.

(ii)  Amended  Articles  of  Incorporation   dated  12/9/87:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment  No.  12,   10/25/93  to  its   Registration
     Statement  on  Form  N-1A  (Reg.  No.  33-17850),  and
     incorporated herein by reference.

(iii) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  8/18/88:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(iv)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  1/20/89:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(v)   Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  4/16/90:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(vi)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  8/27/93:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(vii) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 10/20/93:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   12,
     10/25/93 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(viii)      Articles   Supplementary   to  the  Articles  of
     Incorporation  dated 10/27/93:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference.

(ix)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 11/29/93:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference.

(x)   Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  4/28/94:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference

(xi)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  9/30/94:  Previously  filed with
     Registrant's  Post-Effective Amendment No. 14, 9/30/94
     to its  Registration  Statement on Form N-1A (Reg. No.
     33-17850), and incorporated herein by reference.

(xii) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated  8/30/96:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   19,
     10/30/96 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xiii)      Articles   Supplementary   to  the  Articles  of
     Incorporation  dated  9/30/96:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   19,
     10/30/96 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xiv) Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 11/30/98:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   23,
     12/22/98 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xv)  Articles    Supplementary    to   the    Articles   of
     Incorporation  dated 12/19/00:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   23,
     12/20/00 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(xvi) Articles   of    Amendment    to   the   Articles   of
     Incorporation  dated  4/30/03.  Previously  filed with
     Registrant's  Initial Registration  Statement,  7/3/03
     to its  Registration  Statement on Form N-14 (Reg. No.
     33-17850), and incorporated herein by reference.

(2)   By-Laws Amended as of 12/19/00:  Previously filed with
     Registrant's    Post-Effective   Amendment   No.   26,
     12/20/00 to its  Registration  Statement  on Form N-1A
     (Reg.  No.  33-17850),   and  incorporated  herein  by
     reference.

(3)   N/A.

(4)   Agreement and Plan of Reorganization  dated August 25,
     2003:  See  Exhibit  A to Part A of this  Registration
     Statement, incorporated herein by reference.

(5)   (i)   Specimen Class A Stock  Certificate:  Previously
     filed   with    Registrant's    Initial    Registration
     Statement,  7/3/03  to its  Registration  Statement  on
     Form N-14 (Reg. No. 33-17850),  and incorporated herein
     by reference.

     (ii)Specimen  Class  B Stock  Certificate:  Previously
     filed   with   Registrant's    Initial    Registration
     Statement,  7/3/03 to its  Registration  Statement  on
     Form  N-14  (Reg.  No.  33-17850),   and  incorporated
     herein by reference.

     (iii)Specimen Class C Stock Certificate: Previously filed with
     Registrant's Initial Registration Statement, 7/3/03
     to its Registration Statement on Form N-14 (Reg. No.
     33-17850), and incorporated herein by reference.

     (iv)Specimen  Class  N Stock  Certificate:  Previously
     filed   with   Registrant's    Initial    Registration
     Statement,  7/3/03 to its  Registration  Statement  on
     Form  N-14  (Reg.  No.  33-17850),   and  incorporated
     herein by reference.

     (v) Specimen  Class  Y Stock  Certificate:  Previously
     filed   with   Registrant's    Initial    Registration
     Statement,  7/3/03 to its  Registration  Statement  on
     Form  N-14  (Reg.  No.  33-17850),   and  incorporated
     herein by reference.

(6)   Investment  Advisory  Agreement  dated as of 10/22/90:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment No. 6, 11/1/90,  refilled with  Registrant's
     Post-Effective  Amendment No. 14  (9/30/94),  pursuant
     to  Item  102  of  Regulation  S-T,  and  incorporated
     herein by reference.

(7)   (i)   General Distributor's  Agreement dated 10/13/92:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment   No.  11,   8/25/93  to  its   Registration
     Statement  on  Form  N-1A  (Reg.  No.   33-17850)  and
     incorporated herein by reference.

     (ii)Form  of  Dealer  Agreement  of   OppenheimerFunds
     Distributor,     Inc.:     Previously    filed    with
     Post-Effective  Amendment  No. 45 to the  Registration
     Statement  of  Oppenheimer  High Yield Fund (Reg.  No.
     2-62076),   10/26/01,   and  incorporated   herein  by
     reference.

     (iii)Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
     Previously filed with Post-Effective Amendment No. 45
     to the Registration Statement of Oppenheimer High
     Yield Fund (Reg. No. 2-62076), 10/26/01, and
     incorporated herein by reference.

     (iv)Form  of  Agency  Agreement  of   OppenheimerFunds
     Distributor,     Inc.:     Previously    filed    with
     Post-Effective  Amendment  No. 45 to the  Registration
     Statement  of  Oppenheimer  High Yield Fund (Reg.  No.
     2-62076),   10/26/01,   and  incorporated   herein  by
     reference.

     (v) Form   of   Trust   Company   Fund/SERV   Purchase
     Agreement  of  OppenheimerFunds   Distributor,   Inc.:
     Previously filed with Post-Effective  Amendment No. 45
     to the  Registration  Statement  of  Oppenheimer  High
     Yield  Fund  (Reg.   No.   2-62076),   10/26/01,   and
     incorporated herein by reference.

     (vi)Form  of  Trust   Company   Agency   Agreement  of
     OppenheimerFunds  Distributor,  Inc.: Previously filed
     with   Post-Effective   Amendment   No.   45  to   the
     Registration  Statement of Oppenheimer High Yield Fund
     (Reg. No. 2-62076),  10/26/01, and incorporated herein
     by reference.

(8)  Form of Deferred  Compensation  Plans for Disinterested
      Trustees/Directors:

     (i) Form   of   Deferred    Compensation    Plan   for
     Disinterested  Trustees/Directors:   Previously  filed
     with   Post-Effective   Amendment   No.   40  to   the
     Registration  Statement of Oppenheimer High Yield Fund
     (Reg. No. 2-62076),  10/27/98, and incorporated herein
     by reference.

(9)  (i) Amendment  dated  December  6, 2002 to the  Global
     Custodial   Services   Agreement  dated  May  3,  2001
     between  Registrant  and  Citibank,  N.A.:  Previously
     filed  with  the  Initial  Registration  Statement  of
     Oppenheimer   Total   Return   Bond  Fund  (Reg.   No.
     333-101878),  12/16/02,  and  incorporated  herein  by
     reference.

     (ii)Global Custodial  Services  Agreement dated May 3,
     2001   between   Registrant   and   Citibank,    N.A.:
     Previously filed with Post-Effective  Amendment No. 33
     to the  Registration  Statement  of  Centennial  Money
     Market  Trust  (Reg.  No.  2-65245),   10/25/01,   and
     incorporated herein by reference.

     (iii) Amended and Restated Foreign Custody Manager Agreement dated
     May 31, 2001 between Registrant and Citibank, N.A.:
     Previously filed with Pre-Effective Amendment No. 1
     to the Registration Statement of Oppenheimer Total
     Return Bond Fund (Reg. No. 333-101878), 2/11/03, and
     incorporated herein by reference.

(10) (i) Service Plan and  Agreement  for Class A shares of
     Oppenheimer  Main Street  Growth & Income Fund,  dated
     April 23,  2002:  Previously  filed with  Registrant's
     Post-Effective   Amendment  No.  29,   10/23/02,   and
     incorporated herein by reference.

     (ii)Amended   Distribution   and   Service   Plan  and
     Agreement  for  Class B  shares  of  Oppenheimer  Main
     Street  Growth & Income  Fund  dated  March 30,  2001:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment No. 29, 10/23/02,  and  incorporated  herein
     by reference.

(iii) Amended and  restated  Distribution  and Service  Plan and Agreement for Class C shares of  Oppenheimer  Main
     Street  Growth & Income  Fund  dated  March 30,  2001:
     Previously  filed  with  Registrant's   Post-Effective
     Amendment No. 28 (12/19/01),  and incorporated  herein
     by reference.

(iv)  Distribution  and Service Plan and Agreement for Class
     N shares of  Oppenheimer  Main Street  Growth & Income
     Fund dated  October 24,  2000:  Previously  filed with
     Registrant's    Post-Effective   Amendment   No.   29,
     10/23/02, and incorporated herein by reference.

(v)   Oppenheimer  Funds  Multiple  Class  Plan  under  Rule
     18f-3 updated through 10/22/02:  Previously filed with
     Post-Effective  Amendment  No. 22 to the  Registration
     Statement of  Oppenheimer  Global Growth & Income Fund
     (Reg.  No.  33-33799),   11/20/02,   and  incorporated
     herein by reference.
(11)  Opinion and Consent of Counsel - Filed herewith.

(12)  Tax Opinion Relating to the Reorganization:  Draft Tax
      Opinion of  Deloitte & Touche LLP -  Previously  filed
      with  Registrant's  Initial  Registration   Statement,
      7/3/03,  on  Form  N-14  (Reg.  No.  333-106813),  and
      incorporated herein by reference.

(13)  N/A

(14)  (i)   Consents  of   Deloitte  &  Touche  LLP:   Filed
herewith.

(15)  N/A.

(16)  (i)   Powers of Attorney for all Trustees/Directors
and Officers except for Beverly L. Hamilton, Robert J.
Malone, Edward Cameron, F. William Marshall, Jr., and John
Murphy (including Certified Board Resolutions): Previously
filed with Pre-Effective Amendment No. 2 to the
Registration Statement of Oppenheimer Select Managers (Reg.
No. 333-49774), 2/8/01, and incorporated herein by
reference.

       (ii) Powers of Attorney for Edward Cameron, F.
William Marshall Jr. and John Murphy: Previously filed with
Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

       (iii) Powers of Attorney for Beverly L. Hamilton and
Robert J. Malone: Previously filed with Post-Effective
Amendment No. 46 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 8/23/02,
and incorporated herein by reference.

(17)  Amended   and   Restated   Code  of   Ethics  of  the
Oppenheimer  Funds  dated May 15,  2002 under Rule 17j-1 of
the Investment  Company Act of 1940:  Previously filed with
Post-Effective   Amendment  No.  29  to  the   Registration
Statement  of   Oppenheimer   Discovery   Fund  (Reg.   No.
33-371), 11/21/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   The  Registrant  agrees to file a final  tax  opinion
relating to the  Reorganization  within a  reasonable  time
following  the  Closing  Date (as such terms are defined in
Part A hereof).

                         SIGNATURES

      Pursuant to the  requirements of the Securities Act of
1933  and/or  the  Investment   Company  Act  of  1940,  the
Registrant  has duly caused this  Registration  Statement to be signed on its behalf by the  undersigned,  thereunto duly authorized,  in the City of New  York and  State of New York on the 8th day of August, 2003.

                              OPPENHEIMER  MAIN STREET FUND,
                              a Series of  OPPENHEIMER  MAIN
                              STREET FUNDS, INC.

                              By:  /s/ John V. Murphy*

                              ----------------------------------------------
                              John V. Murphy, President,
                              Principal Executive Officer &
Director

Pursuant to the requirements of the Securities Act of 1933,
this Registration Statement has been signed below by the
following persons in the capacities on the dates indicated:

Signatures                    Title
----------                    -----
Date
----

/s/ James C. Swain*          Chairman of the
-----------------------      Board of Directors           August 8, 2003
James C. Swain

/s/ William L. Armstrong*    Vice Chairman of the         August 8, 2003
---------------------------  Board of Directors
William L. Armstrong

/s/ John V. Murphy*          President, Principal         August 8, 2003
------------------------     Executive Officer &
John V. Murphy               Director

/s/ Brian W. Wixted*         Treasurer, Principal         August 8, 2003
-------------------------    Financial &
Brian W. Wixted              Accounting Officer

/s/ Robert G. Avis*          Director                     August 8, 2003
---------------------
Robert G. Avis

/s/ George Bowen*            Director                     August 8, 2003
----------------------
George Bowen

/s/ Edward Cameron*          Director                      August 8, 2003
------------------------
Edward Cameron

/s/ Jon S. Fossel*           Director                      August 8, 2003
--------------------
Jon S. Fossel

/s/ Sam Freedman*            Director                       August 8, 2003
---------------------
Sam Freedman

/s/ Beverly L. Hamilton
-----------------------      Director                        August 8, 2003
Beverly L. Hamilton

/s/ Robert J. Malone*
-----------------------         Director                      August 8, 2003
Robert J. Malone

/s/ F. William Marshall, Jr.*    Director                     August 8, 2003
----------------------------
F. William Marshall, Jr.

*By:  /s/ Robert G. Zack
     -----------------------------------
     Robert G. Zack, Attorney-in-Fact

 OPPENHEIMER MAIN STREET FUND, A SERIES OF OPPENHEIMER MAIN
                     STREET FUNDS, INC.

                       EXHIBIT INDEX

Exhibit No.          Description
-----------          -----------

(11)                 Opinion and Consent of Counsel

(14)(i)              Consents of Deloitte & Touche LLP